Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ProFunds
Entity Central Index Key	0001039803
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000226851
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.78%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market. During the period, tightening credit spreads overcame the impact of rising risk-free rates, driving returns. For the year ended July 31, 2024, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 10.82%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $5,775	Bloomberg U.S. Aggregate Bond Index $11,727	Markit iBoxx $ Liquid High Yield Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,191	$10,282	$9,997
Jul 16	$8,124	$10,893	$10,396
Jul 17	$7,686	$10,837	$11,423
Jul 18	$7,463	$10,750	$11,681
Jul 19	$6,861	$11,619	$12,551
Jul 20	$6,602	$12,794	$12,912
Jul 21	$5,917	$12,705	$14,040
Jul 22	$6,272	$11,546	$13,078
Jul 23	$6,140	$11,158	$13,491
Jul 24	$5,775	$11,727	$14,951

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(5.95)%	(3.39)%	(5.34)%
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Markit iBoxx $ Liquid High Yield Index	10.82	3.56	4.10

AssetsNet	$ 392,968
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$392,968
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(83)%
Credit Default Swap Agreements	(94)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000226852
Shareholder Report [Line Items]
Fund Name	Access Flex Bear High Yield ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.78%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market. During the period, tightening credit spreads overcame the impact of rising risk-free rates, driving returns. For the year ended July 31, 2024, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 10.82%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $5,262	Bloomberg U.S. Aggregate Bond Index $11,727	Markit iBoxx $ Liquid High Yield Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,115	$10,282	$9,997
Jul 16	$7,961	$10,893	$10,396
Jul 17	$7,504	$10,837	$11,423
Jul 18	$7,217	$10,750	$11,681
Jul 19	$6,567	$11,619	$12,551
Jul 20	$6,257	$12,794	$12,912
Jul 21	$5,553	$12,705	$14,040
Jul 22	$5,825	$11,546	$13,078
Jul 23	$5,653	$11,158	$13,491
Jul 24	$5,262	$11,727	$14,951

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(6.91)%	(4.33)%	(6.22)%
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Markit iBoxx $ Liquid High Yield Index	10.82	3.56	4.10

AssetsNet	$ 392,968
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$392,968
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(83)%
Credit Default Swap Agreements	(94)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000226849
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$187	1.78%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Access Flex High Yield ProFund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market. During the period, tightening credit spreads overcame the impact of rising risk-free rates, driving returns. For the year ended July 31, 2024, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 10.82%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $13,847	Bloomberg U.S. Aggregate Bond Index $11,727	Markit iBoxx $ Liquid High Yield Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,288	$10,282	$9,997
Jul 16	$10,961	$10,893	$10,396
Jul 17	$11,531	$10,837	$11,423
Jul 18	$11,641	$10,750	$11,681
Jul 19	$12,546	$11,619	$12,551
Jul 20	$12,356	$12,794	$12,912
Jul 21	$13,108	$12,705	$14,040
Jul 22	$11,940	$11,546	$13,078
Jul 23	$12,529	$11,158	$13,491
Jul 24	$13,847	$11,727	$14,951

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	10.52%	1.99%	3.31%
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Markit iBoxx $ Liquid High Yield Index	10.82	3.56	4.10

AssetsNet	$ 11,256,962
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 132,982
InvestmentCompanyPortfolioTurnover	1214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,256,962
Number of Holdings*	7
Investment Advisory Fees	$132,982
Portfolio Turnover	1214%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	6%
U.S. Treasury Obligations	62%
Credit Default Swap Agreements	82%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000226850
Shareholder Report [Line Items]
Fund Name	Access Flex High Yield ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$291	2.78%

Expenses Paid, Amount	$ 291
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Access Flex High Yield ProFund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market. During the period, tightening credit spreads overcame the impact of rising risk-free rates, driving returns. For the year ended July 31, 2024, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 10.82%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $12,532	Bloomberg U.S. Aggregate Bond Index $11,727	Markit iBoxx $ Liquid High Yield Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,176	$10,282	$9,997
Jul 16	$10,742	$10,893	$10,396
Jul 17	$11,191	$10,837	$11,423
Jul 18	$11,189	$10,750	$11,681
Jul 19	$11,938	$11,619	$12,551
Jul 20	$11,634	$12,794	$12,912
Jul 21	$12,223	$12,705	$14,040
Jul 22	$11,025	$11,546	$13,078
Jul 23	$11,453	$11,158	$13,491
Jul 24	$12,532	$11,727	$14,951

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	9.42%	0.98%	2.28%
Bloomberg U.S. Aggregate Bond Index	5.10	0.19	1.61
Markit iBoxx $ Liquid High Yield Index	10.82	3.56	4.10

AssetsNet	$ 11,256,962
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 132,982
InvestmentCompanyPortfolioTurnover	1214.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,256,962
Number of Holdings*	7
Investment Advisory Fees	$132,982
Portfolio Turnover	1214%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	6%
U.S. Treasury Obligations	62%
Credit Default Swap Agreements	82%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: credit default swap agreements, futures contracts, repurchase agreements, U.S. Government and money market securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008397
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$228	1.88%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 33.01%and a volatility of 24.46%. The Index performance was driven by factors such as higher interest rates. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $21,545	S&P Total Market Index $32,489	S&P Banks Select Industry Index $21,943	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$12,333	$11,116	$11,537	$11,121
Jul 16	$9,692	$11,607	$10,383	$11,745
Jul 17	$15,843	$13,481	$14,413	$13,629
Jul 18	$19,381	$15,697	$16,345	$15,843
Jul 19	$18,084	$16,781	$15,561	$17,108
Jul 20	$10,262	$18,593	$11,110	$19,153
Jul 21	$20,444	$25,831	$18,273	$26,134
Jul 22	$16,340	$23,821	$18,454	$24,921
Jul 23	$15,141	$26,827	$16,497	$28,165
Jul 24	$21,545	$32,489	$21,943	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	42.30%	3.56%	7.98%
S&P Total Market Index	21.10	14.13	12.51
S&P Banks Select Industry Index	33.01	7.12	8.18
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 12,165,106
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 60,346
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,165,106
Number of Holdings*	98
Investment Advisory Fees	$60,346
Portfolio Turnover	163%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
The Bancorp, Inc.	1.1%
BankUnited, Inc.	1.0%
Columbia Banking System, Inc.	1.0%
Axos Financial, Inc.	1.0%
SouthState Corp.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008398
Shareholder Report [Line Items]
Fund Name	Banks UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$347	2.88%

Expenses Paid, Amount	$ 347
Expense Ratio, Percent	2.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 33.01%and a volatility of 24.46%. The Index performance was driven by factors such as higher interest rates. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $19,466	S&P Total Market Index $32,489	S&P Banks Select Industry Index $21,943	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$12,211	$11,116	$11,537	$11,121
Jul 16	$9,499	$11,607	$10,383	$11,745
Jul 17	$15,366	$13,481	$14,413	$13,629
Jul 18	$18,613	$15,697	$16,345	$15,843
Jul 19	$17,193	$16,781	$15,561	$17,108
Jul 20	$9,656	$18,593	$11,110	$19,153
Jul 21	$19,037	$25,831	$18,273	$26,134
Jul 22	$15,062	$23,821	$18,454	$24,921
Jul 23	$13,821	$26,827	$16,497	$28,165
Jul 24	$19,466	$32,489	$21,943	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	40.84%	2.52%	6.89%
S&P Total Market Index	21.10	14.13	12.51
S&P Banks Select Industry Index	33.01	7.12	8.18
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 12,165,106
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 60,346
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,165,106
Number of Holdings*	98
Investment Advisory Fees	$60,346
Portfolio Turnover	163%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	77%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
The Bancorp, Inc.	1.1%
BankUnited, Inc.	1.0%
Columbia Banking System, Inc.	1.0%
Axos Financial, Inc.	1.0%
SouthState Corp.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008368
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.86%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of22.15% and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $2,467	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$8,740	$11,121
Jul 16	$7,929	$11,745
Jul 17	$6,769	$13,629
Jul 18	$5,811	$15,843
Jul 19	$5,414	$17,108
Jul 20	$4,338	$19,153
Jul 21	$3,066	$26,134
Jul 22	$3,066	$24,921
Jul 23	$2,798	$28,165
Jul 24	$2,467	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(11.81)%	(14.55)%	(13.06)%
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 5,081,867
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 48,064
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,081,867
Number of Holdings*	6
Investment Advisory Fees	$48,064
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008369
Shareholder Report [Line Items]
Fund Name	Bear ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.86%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of22.15% and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $2,236	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$8,647	$11,121
Jul 16	$7,765	$11,745
Jul 17	$6,563	$13,629
Jul 18	$5,576	$15,843
Jul 19	$5,143	$17,108
Jul 20	$4,082	$19,153
Jul 21	$2,855	$26,134
Jul 22	$2,827	$24,921
Jul 23	$2,561	$28,165
Jul 24	$2,236	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(12.69)%	(15.35)%	(13.91)%
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 5,081,867
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 48,064
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,081,867
Number of Holdings*	6
Investment Advisory Fees	$48,064
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008429
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$166	1.52%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Biotechnology Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 18.09% and a volatility of 28.74%. A strong equity market drove Index returns, though not quite to large and megacap technology levels. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $23,063	S&P Total Market Index $32,489	S&P Biotechnology Select Industry Index $20,727	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$15,552	$11,116	$17,509	$11,121
Jul 16	$11,253	$11,607	$12,794	$11,745
Jul 17	$12,763	$13,481	$16,151	$13,629
Jul 18	$14,153	$15,697	$19,702	$15,843
Jul 19	$11,732	$16,781	$17,764	$17,108
Jul 20	$16,850	$18,593	$22,644	$19,153
Jul 21	$22,245	$25,831	$25,671	$26,134
Jul 22	$17,581	$23,821	$16,888	$24,921
Jul 23	$19,415	$26,827	$17,553	$28,165
Jul 24	$23,063	$32,489	$20,727	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	18.79%	14.47%	8.72%
S&P Total Market Index	21.10	14.13	12.51
S&P Biotechnology Select Industry Index	18.09	3.13	7.56
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 108,813,937
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 775,593
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$108,813,937
Number of Holdings*	142
Investment Advisory Fees	$775,593
Portfolio Turnover	196%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	2.3%
Amgen, Inc.	2.2%
Sarepta Therapeutics, Inc.	2.2%
AbbVie, Inc.	2.2%
Exact Sciences Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008430
Shareholder Report [Line Items]
Fund Name	Biotechnology UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$274	2.52%

Expenses Paid, Amount	$ 274
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Biotechnology Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 18.09% and a volatility of 28.74%. A strong equity market drove Index returns, though not quite to large and megacap technology levels. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $20,870	S&P Total Market Index $32,489	S&P Biotechnology Select Industry Index $20,727	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$15,398	$11,116	$17,509	$11,121
Jul 16	$11,030	$11,607	$12,794	$11,745
Jul 17	$12,387	$13,481	$16,151	$13,629
Jul 18	$13,599	$15,697	$19,702	$15,843
Jul 19	$11,160	$16,781	$17,764	$17,108
Jul 20	$15,870	$18,593	$22,644	$19,153
Jul 21	$20,749	$25,831	$25,671	$26,134
Jul 22	$16,235	$23,821	$16,888	$24,921
Jul 23	$17,745	$26,827	$17,553	$28,165
Jul 24	$20,870	$32,489	$20,727	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	17.61%	13.34%	7.63%
S&P Total Market Index	21.10	14.13	12.51
S&P Biotechnology Select Industry Index	18.09	3.13	7.56
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 108,813,937
Holdings Count | Holding	142
Advisory Fees Paid, Amount	$ 775,593
InvestmentCompanyPortfolioTurnover	196.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$108,813,937
Number of Holdings*	142
Investment Advisory Fees	$775,593
Portfolio Turnover	196%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	2.3%
Amgen, Inc.	2.2%
Sarepta Therapeutics, Inc.	2.2%
AbbVie, Inc.	2.2%
Exact Sciences Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000229022
Shareholder Report [Line Items]
Fund Name	Bitcoin ProFund (formerly Bitcoin Strategy ProFund)
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.16%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Bitcoin ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to bitcoin returns. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of bitcoin.Bitcoin delivered strong performance during the reporting period, driven in part by anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the year ended July 31, 2024, the Fund had a total return of 103.21%. For the same period, the Bloomberg Galaxy Bitcoin Index, a proxy for the bitcoin market, had a total return of 123.91%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $13,444	S&P 500® Index $13,151	Bloomberg Galaxy Bitcoin Index $16,253
Jul 21	$10,000	$10,000	$10,000
Jul 21	$9,880	$9,990	$9,926
Jul 22	$5,596	$9,526	$5,944
Jul 23	$6,616	$10,766	$7,259
Jul 24	$13,444	$13,151	$16,253

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund NAV	103.21%	10.34%
S&P 500® Index	22.15	9.53
Bloomberg Galaxy Bitcoin Index	123.91	17.52

AssetsNet	$ 252,038,908
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 565,744
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$252,038,908
Number of Holdings*	3
Investment Advisory Fees	$565,744
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

The Bitcoin ProFund (formerly Bitcoin Strategy ProFund) primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S.Government securities.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. Effective on or about December 4, 2023, the Fund’s Investment Objective changed to: “Bitcoin Strategy ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of bitcoin”. Scheduled to become effective September 27, 2024, Bitcoin Strategy ProFund’s name will change to Bitcoin ProFund. For more complete information, you may review the Fund’s prospectus, as supplemented July 26, 2024, available at www.profunds.com or upon request at 888-776-3637.

C000008334
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$168	1.53%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Bull ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 22.15% and a volatility of 11.67%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $28,513	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$10,926	$11,121
Jul 16	$11,321	$11,745
Jul 17	$12,874	$13,629
Jul 18	$14,696	$15,843
Jul 19	$15,577	$17,108
Jul 20	$17,086	$19,153
Jul 21	$22,900	$26,134
Jul 22	$21,438	$24,921
Jul 23	$23,766	$28,165
Jul 24	$28,513	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	19.97%	12.85%	11.05%
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 51,230,500
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 387,138
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,230,500
Number of Holdings*	510
Investment Advisory Fees	$387,138
Portfolio Turnover	113%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Futures Contracts	10%
Swap Agreements	5%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.9%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.3%
Alphabet, Inc.	3.4%
Amazon.com, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008335
Shareholder Report [Line Items]
Fund Name	Bull ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$277	2.53%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Bull ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 22.15% and a volatility of 11.67%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $25,821	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$10,816	$11,121
Jul 16	$11,097	$11,745
Jul 17	$12,494	$13,629
Jul 18	$14,122	$15,843
Jul 19	$14,820	$17,108
Jul 20	$16,091	$19,153
Jul 21	$21,356	$26,134
Jul 22	$19,793	$24,921
Jul 23	$21,734	$28,165
Jul 24	$25,821	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	18.80%	11.74%	9.95%
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 51,230,500
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 387,138
InvestmentCompanyPortfolioTurnover	113.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,230,500
Number of Holdings*	510
Investment Advisory Fees	$387,138
Portfolio Turnover	113%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Futures Contracts	10%
Swap Agreements	5%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.9%
Microsoft Corp.	5.7%
NVIDIA Corp.	5.3%
Alphabet, Inc.	3.4%
Amazon.com, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008415
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$208	1.78%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Communication Services Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.20% and a volatility of 16.11%. The Index performance was driven by factors such as the inclusion of two of the "Magnificent Seven" companies which helped drive strong returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $30,320	S&P Total Market Index $32,489	S&P Communication Services Select Sector Index $31,489	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$10,139	$11,116	$10,974	$11,121
Jul 16	$11,189	$11,607	$12,116	$11,745
Jul 17	$13,244	$13,481	$15,010	$13,629
Jul 18	$13,326	$15,697	$16,732	$15,843
Jul 19	$17,007	$16,781	$17,733	$17,108
Jul 20	$19,740	$18,593	$20,501	$19,153
Jul 21	$32,580	$25,831	$29,336	$26,134
Jul 22	$17,743	$23,821	$20,253	$24,921
Jul 23	$22,675	$26,827	$24,951	$28,165
Jul 24	$30,320	$32,489	$31,489	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	33.72%	12.26%	11.73%
S&P Total Market Index	21.10	14.13	12.51
S&P Communication Services Select Sector Index	26.20	12.17	12.15
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 9,500,256
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 48,667
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,500,256
Number of Holdings*	28
Investment Advisory Fees	$48,667
Portfolio Turnover	132%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	17.3%
Meta Platforms, Inc.	16.8%
Charter Communications, Inc.	4.4%
Electronic Arts, Inc.	3.9%
Comcast Corp.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008416
Shareholder Report [Line Items]
Fund Name	Communication Services UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$323	2.78%

Expenses Paid, Amount	$ 323
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Communication Services Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.20% and a volatility of 16.11%. The Index performance was driven by factors such as the inclusion of two of the "Magnificent Seven" companies which helped drive strong returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $27,445	S&P Total Market Index $32,489	S&P Communication Services Select Sector Index $31,489	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$10,036	$11,116	$10,974	$11,121
Jul 16	$10,966	$11,607	$12,116	$11,745
Jul 17	$12,854	$13,481	$15,010	$13,629
Jul 18	$12,805	$15,697	$16,732	$15,843
Jul 19	$16,180	$16,781	$17,733	$17,108
Jul 20	$18,589	$18,593	$20,501	$19,153
Jul 21	$30,380	$25,831	$29,336	$26,134
Jul 22	$16,379	$23,821	$20,253	$24,921
Jul 23	$20,733	$26,827	$24,951	$28,165
Jul 24	$27,445	$32,489	$31,489	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	32.38%	11.15%	10.62%
S&P Total Market Index	21.10	14.13	12.51
S&P Communication Services Select Sector Index	26.20	12.17	12.15
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 9,500,256
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 48,667
InvestmentCompanyPortfolioTurnover	132.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,500,256
Number of Holdings*	28
Investment Advisory Fees	$48,667
Portfolio Turnover	132%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Alphabet, Inc.	17.3%
Meta Platforms, Inc.	16.8%
Charter Communications, Inc.	4.4%
Electronic Arts, Inc.	3.9%
Comcast Corp.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008431
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$165	1.59%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Consumer Discretionary UltraSectorProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 8.90% and a volatility of 17.38%. The Index performance was driven by factors such as a resilient consumer in the face of stubborn inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $31,885	S&P 500® Index $34,403	S&P Consumer Discretionary Select Sector Index $32,402
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,537	$11,121	$12,368
Jul 16	$13,253	$11,745	$12,805
Jul 17	$15,610	$13,629	$14,585
Jul 18	$19,954	$15,843	$18,013
Jul 19	$22,640	$17,108	$19,850
Jul 20	$26,368	$19,153	$22,843
Jul 21	$36,824	$26,134	$30,343
Jul 22	$25,158	$24,921	$27,589
Jul 23	$29,745	$28,165	$29,753
Jul 24	$31,885	$34,403	$32,402

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	7.19%	7.09%	12.29%
S&P 500® Index	22.15	15.00	13.15
S&P Consumer Discretionary Select Sector Index	8.90	10.30	12.48

AssetsNet	$ 51,090,557
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 295,281
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,090,557
Number of Holdings*	58
Investment Advisory Fees	$295,281
Portfolio Turnover	173%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	17.5%
Tesla, Inc.	13.5%
The Home Depot, Inc.	7.6%
McDonald's Corp.	3.5%
Lowe's Cos., Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008432
Shareholder Report [Line Items]
Fund Name	Consumer Discretionary UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$267	2.59%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Consumer Discretionary UltraSectorProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 8.90% and a volatility of 17.38%. The Index performance was driven by factors such as a resilient consumer in the face of stubborn inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $28,851	S&P 500® Index $34,403	S&P Consumer Discretionary Select Sector Index $32,402
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,402	$11,121	$12,368
Jul 16	$12,992	$11,745	$12,805
Jul 17	$15,149	$13,629	$14,585
Jul 18	$19,171	$15,843	$18,013
Jul 19	$21,536	$17,108	$19,850
Jul 20	$24,832	$19,153	$22,843
Jul 21	$34,340	$26,134	$30,343
Jul 22	$23,225	$24,921	$27,589
Jul 23	$27,189	$28,165	$29,753
Jul 24	$28,851	$34,403	$32,402

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	6.11%	6.02%	11.18%
S&P 500® Index	22.15	15.00	13.15
S&P Consumer Discretionary Select Sector Index	8.90	10.30	12.48

AssetsNet	$ 51,090,557
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 295,281
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,090,557
Number of Holdings*	58
Investment Advisory Fees	$295,281
Portfolio Turnover	173%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	71%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	17.5%
Tesla, Inc.	13.5%
The Home Depot, Inc.	7.6%
McDonald's Corp.	3.5%
Lowe's Cos., Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008433
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Consumer Staples UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.93%and a volatility of 10.51%. The Index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $23,314	S&P 500® Index $34,403	S&P Consumer Staples Select Sector Index $23,881
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,154	$11,121	$11,982
Jul 16	$13,721	$11,745	$13,389
Jul 17	$14,787	$13,629	$13,923
Jul 18	$14,511	$15,843	$13,864
Jul 19	$15,294	$17,108	$15,871
Jul 20	$17,539	$19,153	$17,220
Jul 21	$27,197	$26,134	$20,177
Jul 22	$25,745	$24,921	$21,594
Jul 23	$22,591	$28,165	$22,544
Jul 24	$23,314	$34,403	$23,881

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	3.20%	8.80%	8.83%
S&P 500® Index	22.15	15.00	13.15
S&P Consumer Staples Select Sector Index	5.93	8.51	9.10

AssetsNet	$ 3,360,499
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,996
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,360,499
Number of Holdings*	44
Investment Advisory Fees	$4,996
Portfolio Turnover	173%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	11.8%
Costco Wholesale Corp.	11.4%
Walmart, Inc.	9.1%
The Coca-Cola Co.	8.1%
Philip Morris International, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008434
Shareholder Report [Line Items]
Fund Name	Consumer Staples UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$280	2.77%

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	2.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Consumer Staples UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.93%and a volatility of 10.51%. The Index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $21,105	S&P 500® Index $34,403	S&P Consumer Staples Select Sector Index $23,881
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,033	$11,121	$11,982
Jul 16	$13,448	$11,745	$13,389
Jul 17	$14,351	$13,629	$13,923
Jul 18	$13,943	$15,843	$13,864
Jul 19	$14,553	$17,108	$15,871
Jul 20	$16,523	$19,153	$17,220
Jul 21	$25,366	$26,134	$20,177
Jul 22	$23,780	$24,921	$21,594
Jul 23	$20,661	$28,165	$22,544
Jul 24	$21,105	$34,403	$23,881

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	2.15%	7.72%	7.76%
S&P 500® Index	22.15	15.00	13.15
S&P Consumer Staples Select Sector Index	5.93	8.51	9.10

AssetsNet	$ 3,360,499
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 4,996
InvestmentCompanyPortfolioTurnover	173.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,360,499
Number of Holdings*	44
Investment Advisory Fees	$4,996
Portfolio Turnover	173%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	11.8%
Costco Wholesale Corp.	11.4%
Walmart, Inc.	9.1%
The Coca-Cola Co.	8.1%
Philip Morris International, Inc.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008435
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.57%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Energy UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 10.22%and a volatility of 17.52%. The Index performance was driven by factors such as volatile though ultimately higher oil prices, and lingering inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $8,326	S&P 500® Index $34,403	S&P Energy Select Sector Index $14,458
Jul 14	$10,000	$10,000	$10,000
Jul 15	$5,992	$11,121	$7,360
Jul 16	$5,659	$11,745	$7,372
Jul 17	$5,403	$13,629	$7,473
Jul 18	$6,888	$15,843	$8,957
Jul 19	$4,860	$17,108	$7,527
Jul 20	$2,013	$19,153	$4,696
Jul 21	$3,312	$26,134	$6,781
Jul 22	$6,652	$24,921	$11,283
Jul 23	$7,632	$28,165	$13,117
Jul 24	$8,326	$34,403	$14,458

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	9.09%	11.37%	(1.82)%
S&P 500® Index	22.15	15.00	13.15
S&P Energy Select Sector Index	10.22	13.95	3.76

AssetsNet	$ 24,881,116
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 269,796
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,881,116
Number of Holdings*	28
Investment Advisory Fees	$269,796
Portfolio Turnover	158%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.8%
Chevron Corp.	15.1%
EOG Resources, Inc.	4.0%
Schlumberger N.V.	4.0%
Phillips 66	3.7%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008436
Shareholder Report [Line Items]
Fund Name	Energy UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$267	2.57%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Energy UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 10.22%and a volatility of 17.52%. The Index performance was driven by factors such as volatile though ultimately higher oil prices, and lingering inflation. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $7,538	S&P 500® Index $34,403	S&P Energy Select Sector Index $14,458
Jul 14	$10,000	$10,000	$10,000
Jul 15	$5,933	$11,121	$7,360
Jul 16	$5,548	$11,745	$7,372
Jul 17	$5,244	$13,629	$7,473
Jul 18	$6,621	$15,843	$8,957
Jul 19	$4,624	$17,108	$7,527
Jul 20	$1,899	$19,153	$4,696
Jul 21	$3,090	$26,134	$6,781
Jul 22	$6,146	$24,921	$11,283
Jul 23	$6,979	$28,165	$13,117
Jul 24	$7,538	$34,403	$14,458

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	8.00%	10.27%	(2.79)%
S&P 500® Index	22.15	15.00	13.15
S&P Energy Select Sector Index	10.22	13.95	3.76

AssetsNet	$ 24,881,116
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 269,796
InvestmentCompanyPortfolioTurnover	158.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,881,116
Number of Holdings*	28
Investment Advisory Fees	$269,796
Portfolio Turnover	158%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	19.8%
Chevron Corp.	15.1%
EOG Resources, Inc.	4.0%
Schlumberger N.V.	4.0%
Phillips 66	3.7%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008338
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$192	1.78%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Europe 30 ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index (the "Index"). The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 12.29% and a volatility of 12.17%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $14,056	S&P Global 1200 Index $26,048	ProFunds Europe 30 Index® $11,714	STOXX Europe 50® Index $16,453
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$9,050	$10,453	$8,895	$9,813
Jul 16	$8,310	$10,532	$7,986	$8,631
Jul 17	$10,013	$12,388	$9,447	$10,071
Jul 18	$10,544	$13,900	$9,736	$10,608
Jul 19	$10,127	$14,434	$8,943	$10,486
Jul 20	$8,869	$15,556	$7,893	$10,496
Jul 21	$11,653	$20,914	$10,311	$13,166
Jul 22	$10,908	$19,229	$9,569	$11,980
Jul 23	$12,122	$21,924	$10,432	$14,727
Jul 24	$14,056	$26,048	$11,714	$16,453

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	15.96%	6.78%	3.46%
S&P Global 1200 Index	18.81	12.53	10.05
ProFunds Europe 30 Index®	12.29	5.55	1.59
STOXX Europe 50® Index	11.72	9.43	5.11

AssetsNet	$ 4,214,158
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	804.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,214,158
Number of Holdings*	30
Investment Advisory Fees	$-
Portfolio Turnover	804%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
SAP SE	7.1%
ASML Holding N.V.	6.5%
Shell PLC	6.2%
Sanofi S.A.	4.3%
HSBC Holdings PLC	4.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008339
Shareholder Report [Line Items]
Fund Name	Europe 30 ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$299	2.78%

Expenses Paid, Amount	$ 299
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Europe 30 ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index (the "Index"). The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 12.29% and a volatility of 12.17%. The index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $12,710	S&P Global 1200 Index $26,048	ProFunds Europe 30 Index® $11,714	STOXX Europe 50® Index $16,453
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$8,966	$10,453	$8,895	$9,813
Jul 16	$8,156	$10,532	$7,986	$8,631
Jul 17	$9,729	$12,388	$9,447	$10,071
Jul 18	$10,132	$13,900	$9,736	$10,608
Jul 19	$9,645	$14,434	$8,943	$10,486
Jul 20	$8,347	$15,556	$7,893	$10,496
Jul 21	$10,862	$20,914	$10,311	$13,166
Jul 22	$10,069	$19,229	$9,569	$11,980
Jul 23	$11,074	$21,924	$10,432	$14,727
Jul 24	$12,710	$26,048	$11,714	$16,453

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	14.77%	5.67%	2.43%
S&P Global 1200 Index	18.81	12.53	10.05
ProFunds Europe 30 Index®	12.29	5.55	1.59
STOXX Europe 50® Index	11.72	9.43	5.11

AssetsNet	$ 4,214,158
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	804.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,214,158
Number of Holdings*	30
Investment Advisory Fees	$-
Portfolio Turnover	804%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
SAP SE	7.1%
ASML Holding N.V.	6.5%
Shell PLC	6.2%
Sanofi S.A.	4.3%
HSBC Holdings PLC	4.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008427
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.78%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Falling U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.20% and a volatility of 5.54%. Index returns were driven by range-bound dollar trading. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $6,556	S&P 500® Index $34,403	ICE® U.S. Dollar Index $12,780
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,201	$11,121	$11,950
Jul 16	$8,169	$11,745	$11,728
Jul 17	$8,174	$13,629	$11,400
Jul 18	$7,833	$15,843	$11,604
Jul 19	$7,346	$17,108	$12,106
Jul 20	$7,548	$19,153	$11,460
Jul 21	$7,466	$26,134	$11,315
Jul 22	$6,357	$24,921	$13,001
Jul 23	$6,605	$28,165	$12,505
Jul 24	$6,556	$34,403	$12,780

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(0.75)%	(2.25)%	(4.13)%
S&P 500® Index	22.15	15.00	13.15
ICE® U.S. Dollar Index	2.20	1.09	2.48

AssetsNet	$ 1,147,441
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,147,441
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008428
Shareholder Report [Line Items]
Fund Name	Falling U.S. Dollar ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Falling U.S. Dollar ProFund (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.20% and a volatility of 5.54%. Index returns were driven by range-bound dollar trading. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $5,955	S&P 500® Index $34,403	ICE® U.S. Dollar Index $12,780
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,117	$11,121	$11,950
Jul 16	$8,009	$11,745	$11,728
Jul 17	$7,938	$13,629	$11,400
Jul 18	$7,535	$15,843	$11,604
Jul 19	$7,001	$17,108	$12,106
Jul 20	$7,129	$19,153	$11,460
Jul 21	$6,977	$26,134	$11,315
Jul 22	$5,875	$24,921	$13,001
Jul 23	$6,041	$28,165	$12,505
Jul 24	$5,955	$34,403	$12,780

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(1.41)%	(3.18)%	(5.05)%
S&P 500® Index	22.15	15.00	13.15
ICE® U.S. Dollar Index	2.20	1.09	2.48

AssetsNet	$ 1,147,441
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,147,441
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008437
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$210	1.80%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.11%and a volatility of 12.01%. The Index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame an inverted yield curve. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $31,343	S&P 500® Index $34,403	S&P Financial Select Sector Index $29,533
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,088	$11,121	$11,440
Jul 16	$11,330	$11,745	$11,008
Jul 17	$15,398	$13,629	$14,640
Jul 18	$17,920	$15,843	$16,612
Jul 19	$19,196	$17,108	$17,187
Jul 20	$15,088	$19,153	$14,984
Jul 21	$25,952	$26,134	$23,257
Jul 22	$22,760	$24,921	$21,868
Jul 23	$23,419	$28,165	$23,418
Jul 24	$31,343	$34,403	$29,533

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	33.84%	10.30%	12.10%
S&P 500® Index	22.15	15.00	13.15
S&P Financial Select Sector Index	26.11	11.44	11.44

AssetsNet	$ 34,465,575
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 144,278
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,465,575
Number of Holdings*	78
Investment Advisory Fees	$144,278
Portfolio Turnover	178%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	9.8%
JPMorgan Chase & Co.	7.5%
Visa, Inc.	5.2%
Mastercard, Inc.	4.7%
Bank of America Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008438
Shareholder Report [Line Items]
Fund Name	Financials UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$325	2.80%

Expenses Paid, Amount	$ 325
Expense Ratio, Percent	2.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Financial Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.11%and a volatility of 12.01%. The Index performance was driven by factors such as a rebound driven by low valuation and previous underperformance overcame an inverted yield curve. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $28,333	S&P 500® Index $34,403	S&P Financial Select Sector Index $29,533
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,964	$11,121	$11,440
Jul 16	$11,107	$11,745	$11,008
Jul 17	$14,948	$13,629	$14,640
Jul 18	$17,223	$15,843	$16,612
Jul 19	$18,261	$17,108	$17,187
Jul 20	$14,207	$19,153	$14,984
Jul 21	$24,180	$26,134	$23,257
Jul 22	$21,001	$24,921	$21,868
Jul 23	$21,399	$28,165	$23,418
Jul 24	$28,333	$34,403	$29,533

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	32.40%	9.18%	10.98%
S&P 500® Index	22.15	15.00	13.15
S&P Financial Select Sector Index	26.11	11.44	11.44

AssetsNet	$ 34,465,575
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 144,278
InvestmentCompanyPortfolioTurnover	178.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$34,465,575
Number of Holdings*	78
Investment Advisory Fees	$144,278
Portfolio Turnover	178%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	9.8%
JPMorgan Chase & Co.	7.5%
Visa, Inc.	5.2%
Mastercard, Inc.	4.7%
Bank of America Corp.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008439
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.68%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 13.48%and a volatility of 10.28%. The Index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $33,089	S&P 500® Index $34,403	S&P Health Care Select Sector Index $29,265
Jul 14	$10,000	$10,000	$10,000
Jul 15	$14,308	$11,121	$12,755
Jul 16	$13,436	$11,745	$12,753
Jul 17	$14,819	$13,629	$13,774
Jul 18	$17,673	$15,843	$15,588
Jul 19	$17,945	$17,108	$16,257
Jul 20	$22,021	$19,153	$19,307
Jul 21	$30,911	$26,134	$24,584
Jul 22	$29,104	$24,921	$25,030
Jul 23	$28,815	$28,165	$25,788
Jul 24	$33,089	$34,403	$29,265

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	14.83%	13.02%	12.71%
S&P 500® Index	22.15	15.00	13.15
S&P Health Care Select Sector Index	13.48	12.48	11.34

AssetsNet	$ 15,003,652
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 117,510
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,003,652
Number of Holdings*	69
Investment Advisory Fees	$117,510
Portfolio Turnover	55%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Eli Lilly & Co.	9.8%
UnitedHealth Group, Inc.	8.1%
Johnson & Johnson	5.8%
AbbVie, Inc.	5.0%
Merck & Co., Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008440
Shareholder Report [Line Items]
Fund Name	Health Care UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$286	2.68%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 13.48%and a volatility of 10.28%. The Index performance was driven by factors such as a market environment that generally favored leading technology companies over more defensive areas of the market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $29,969	S&P 500® Index $34,403	S&P Health Care Select Sector Index $29,265
Jul 14	$10,000	$10,000	$10,000
Jul 15	$14,164	$11,121	$12,755
Jul 16	$13,167	$11,745	$12,753
Jul 17	$14,380	$13,629	$13,774
Jul 18	$16,982	$15,843	$15,588
Jul 19	$17,075	$17,108	$16,257
Jul 20	$20,753	$19,153	$19,307
Jul 21	$28,853	$26,134	$24,584
Jul 22	$26,894	$24,921	$25,030
Jul 23	$26,361	$28,165	$25,788
Jul 24	$29,969	$34,403	$29,265

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	13.69%	11.91%	11.60%
S&P 500® Index	22.15	15.00	13.15
S&P Health Care Select Sector Index	13.48	12.48	11.34

AssetsNet	$ 15,003,652
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 117,510
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$15,003,652
Number of Holdings*	69
Investment Advisory Fees	$117,510
Portfolio Turnover	55%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Eli Lilly & Co.	9.8%
UnitedHealth Group, Inc.	8.1%
Johnson & Johnson	5.8%
AbbVie, Inc.	5.0%
Merck & Co., Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008441
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$196	1.78%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 17.77%and a volatility of 12.75%. The Index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $32,859	S&P 500® Index $34,403	S&P Industrials Select Sector Index $30,114
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,894	$11,121	$10,686
Jul 16	$12,117	$11,745	$11,717
Jul 17	$15,348	$13,629	$14,091
Jul 18	$18,415	$15,843	$16,175
Jul 19	$19,561	$17,108	$16,754
Jul 20	$18,234	$19,153	$15,799
Jul 21	$30,498	$26,134	$23,135
Jul 22	$24,249	$24,921	$21,741
Jul 23	$27,209	$28,165	$25,571
Jul 24	$32,859	$34,403	$30,114

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	20.77%	10.93%	12.63%
S&P 500® Index	22.15	15.00	13.15
S&P Industrials Select Sector Index	17.77	12.44	11.65

AssetsNet	$ 6,308,156
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 113,519
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,308,156
Number of Holdings*	84
Investment Advisory Fees	$113,519
Portfolio Turnover	391%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.8%
Caterpillar, Inc.	3.5%
RTX Corp.	3.2%
Union Pacific Corp.	3.1%
Uber Technologies, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008442
Shareholder Report [Line Items]
Fund Name	Industrials UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$305	2.78%

Expenses Paid, Amount	$ 305
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 17.77%and a volatility of 12.75%. The Index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $29,720	S&P 500® Index $34,403	S&P Industrials Select Sector Index $30,114
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,786	$11,121	$10,686
Jul 16	$11,880	$11,745	$11,717
Jul 17	$14,897	$13,629	$14,091
Jul 18	$17,697	$15,843	$16,175
Jul 19	$18,610	$17,108	$16,754
Jul 20	$17,178	$19,153	$15,799
Jul 21	$28,442	$26,134	$23,135
Jul 22	$22,388	$24,921	$21,741
Jul 23	$24,862	$28,165	$25,571
Jul 24	$29,720	$34,403	$30,114

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	19.54%	9.82%	11.51%
S&P 500® Index	22.15	15.00	13.15
S&P Industrials Select Sector Index	17.77	12.44	11.65

AssetsNet	$ 6,308,156
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 113,519
InvestmentCompanyPortfolioTurnover	391.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,308,156
Number of Holdings*	84
Investment Advisory Fees	$113,519
Portfolio Turnover	391%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	70%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	3.8%
Caterpillar, Inc.	3.5%
RTX Corp.	3.2%
Union Pacific Corp.	3.1%
Uber Technologies, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008399
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.49%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 15.04% and a volatility of 19.51%. The Index performance was driven by strong technology returns during the period. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $40,256	S&P 500® Index $34,403	Dow Jones Internet Composite Index $35,586
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,296	$11,121	$12,340
Jul 16	$14,243	$11,745	$13,286
Jul 17	$20,089	$13,629	$17,035
Jul 18	$31,237	$15,843	$23,458
Jul 19	$33,559	$17,108	$25,486
Jul 20	$44,737	$19,153	$32,257
Jul 21	$65,099	$26,134	$42,612
Jul 22	$27,406	$24,921	$25,132
Jul 23	$34,641	$28,165	$30,933
Jul 24	$40,256	$34,403	$35,586

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	16.21%	3.71%	14.94%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Internet Composite Index	15.04	6.90	13.53

AssetsNet	$ 78,108,721
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 650,010
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$78,108,721
Number of Holdings*	47
Investment Advisory Fees	$650,010
Portfolio Turnover	40%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	8.6%
Alphabet, Inc.	7.9%
Meta Platforms, Inc.	7.8%
Netflix, Inc.	5.3%
Salesforce, Inc.	4.5%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008400
Shareholder Report [Line Items]
Fund Name	Internet UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.49%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 15.04% and a volatility of 19.51%. The Index performance was driven by strong technology returns during the period. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $36,429	S&P 500® Index $34,403	Dow Jones Internet Composite Index $35,586
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,169	$11,121	$12,340
Jul 16	$13,962	$11,745	$13,286
Jul 17	$19,497	$13,629	$17,035
Jul 18	$30,016	$15,843	$23,458
Jul 19	$31,923	$17,108	$25,486
Jul 20	$42,142	$19,153	$32,257
Jul 21	$60,715	$26,134	$42,612
Jul 22	$25,303	$24,921	$25,132
Jul 23	$31,666	$28,165	$30,933
Jul 24	$36,429	$34,403	$35,586

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	15.04%	2.68%	13.80%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Internet Composite Index	15.04	6.90	13.53

AssetsNet	$ 78,108,721
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 650,010
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$78,108,721
Number of Holdings*	47
Investment Advisory Fees	$650,010
Portfolio Turnover	40%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	65%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	8.6%
Alphabet, Inc.	7.9%
Meta Platforms, Inc.	7.8%
Netflix, Inc.	5.3%
Salesforce, Inc.	4.5%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008360
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$194	1.73%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Large-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 26.92% and a volatility of 15.34%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $33,413	S&P 500® Index $34,403	S&P 500® Growth Index $40,311
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,331	$11,121	$11,549
Jul 16	$11,696	$11,745	$12,159
Jul 17	$13,438	$13,629	$14,223
Jul 18	$16,045	$15,843	$17,296
Jul 19	$17,258	$17,108	$18,948
Jul 20	$21,017	$19,153	$23,600
Jul 21	$28,363	$26,134	$32,362
Jul 22	$25,329	$24,921	$29,407
Jul 23	$26,843	$28,165	$31,760
Jul 24	$33,413	$34,403	$40,311

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	24.47%	14.13%	12.82%
S&P 500® Index	22.15	15.00	13.15
S&P 500® Growth Index	26.92	16.30	14.96

AssetsNet	$ 23,024,337
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 164,269
InvestmentCompanyPortfolioTurnover	1061.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,024,337
Number of Holdings*	238
Investment Advisory Fees	$164,269
Portfolio Turnover	1061%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.3%
Microsoft Corp.	11.9%
NVIDIA Corp.	11.0%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008361
Shareholder Report [Line Items]
Fund Name	Large-Cap Growth ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$304	2.72%

Expenses Paid, Amount	$ 304
Expense Ratio, Percent	2.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Large-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 26.92% and a volatility of 15.34%. The index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $30,244	S&P 500® Index $34,403	S&P 500® Growth Index $40,311
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,222	$11,121	$11,549
Jul 16	$11,467	$11,745	$12,159
Jul 17	$13,044	$13,629	$14,223
Jul 18	$15,419	$15,843	$17,296
Jul 19	$16,421	$17,108	$18,948
Jul 20	$19,793	$19,153	$23,600
Jul 21	$26,445	$26,134	$32,362
Jul 22	$23,387	$24,921	$29,407
Jul 23	$24,542	$28,165	$31,760
Jul 24	$30,244	$34,403	$40,311

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	23.23%	12.99%	11.70%
S&P 500® Index	22.15	15.00	13.15
S&P 500® Growth Index	26.92	16.30	14.96

AssetsNet	$ 23,024,337
Holdings Count | Holding	238
Advisory Fees Paid, Amount	$ 164,269
InvestmentCompanyPortfolioTurnover	1061.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$23,024,337
Number of Holdings*	238
Investment Advisory Fees	$164,269
Portfolio Turnover	1061%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	12.3%
Microsoft Corp.	11.9%
NVIDIA Corp.	11.0%
Alphabet, Inc.	7.1%
Amazon.com, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008358
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$195	1.82%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Large-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 16.78% and a volatility of 10.67%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $22,757	S&P 500® Index $34,403	S&P 500® Value Index $27,316
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,473	$11,121	$10,659
Jul 16	$10,903	$11,745	$11,276
Jul 17	$12,226	$13,629	$12,893
Jul 18	$13,263	$15,843	$14,237
Jul 19	$13,850	$17,108	$15,131
Jul 20	$13,219	$19,153	$14,719
Jul 21	$17,619	$26,134	$19,971
Jul 22	$17,316	$24,921	$19,965
Jul 23	$19,897	$28,165	$23,390
Jul 24	$22,757	$34,403	$27,316

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	14.38%	10.44%	8.57%
S&P 500® Index	22.15	15.00	13.15
S&P 500® Value Index	16.78	12.54	10.57

AssetsNet	$ 7,174,973
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 127,151
InvestmentCompanyPortfolioTurnover	762.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,174,973
Number of Holdings*	446
Investment Advisory Fees	$127,151
Portfolio Turnover	762%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.9%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.6%
Johnson & Johnson	1.9%
UnitedHealth Group, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008359
Shareholder Report [Line Items]
Fund Name	Large-Cap Value ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$301	2.82%

Expenses Paid, Amount	$ 301
Expense Ratio, Percent	2.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Large-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 16.78% and a volatility of 10.67%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $20,575	S&P 500® Index $34,403	S&P 500® Value Index $27,316
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,367	$11,121	$10,659
Jul 16	$10,685	$11,745	$11,276
Jul 17	$11,860	$13,629	$12,893
Jul 18	$12,739	$15,843	$14,237
Jul 19	$13,173	$17,108	$15,131
Jul 20	$12,444	$19,153	$14,719
Jul 21	$16,423	$26,134	$19,971
Jul 22	$15,980	$24,921	$19,965
Jul 23	$18,173	$28,165	$23,390
Jul 24	$20,575	$34,403	$27,316

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	13.22%	9.33%	7.48%
S&P 500® Index	22.15	15.00	13.15
S&P 500® Value Index	16.78	12.54	10.57

AssetsNet	$ 7,174,973
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 127,151
InvestmentCompanyPortfolioTurnover	762.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,174,973
Number of Holdings*	446
Investment Advisory Fees	$127,151
Portfolio Turnover	762%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc.	3.9%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	2.6%
Johnson & Johnson	1.9%
UnitedHealth Group, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008419
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.78%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 9.76%and a volatility of 13.79%. The Index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $20,639	S&P 500® Index $34,403	S&P Materials Select Sector Index $23,363
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,259	$11,121	$9,636
Jul 16	$9,052	$11,745	$10,460
Jul 17	$11,014	$13,629	$11,979
Jul 18	$12,847	$15,843	$13,329
Jul 19	$11,069	$17,108	$13,326
Jul 20	$10,931	$19,153	$14,111
Jul 21	$17,602	$26,134	$19,983
Jul 22	$16,013	$24,921	$18,977
Jul 23	$18,988	$28,165	$21,285
Jul 24	$20,639	$34,403	$23,363

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	8.69%	13.27%	7.51%
S&P 500® Index	22.15	15.00	13.15
S&P Materials Select Sector Index	9.76	11.88	8.86

AssetsNet	$ 5,371,816
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 30,079
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,371,816
Number of Holdings*	34
Investment Advisory Fees	$30,079
Portfolio Turnover	146%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	67%
Total	149%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	17.2%
The Sherwin-Williams Co.	6.5%
Freeport-McMoRan, Inc.	5.2%
Air Products and Chemicals, Inc.	4.6%
Ecolab, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008420
Shareholder Report [Line Items]
Fund Name	Materials UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$289	2.78%

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Materials Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 9.76%and a volatility of 13.79%. The Index performance was driven by factors such as a cyclical recovery following the pandemic. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $18,684	S&P 500® Index $34,403	S&P Materials Select Sector Index $23,363
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,177	$11,121	$9,636
Jul 16	$8,875	$11,745	$10,460
Jul 17	$10,695	$13,629	$11,979
Jul 18	$12,352	$15,843	$13,329
Jul 19	$10,534	$17,108	$13,326
Jul 20	$10,297	$19,153	$14,111
Jul 21	$16,418	$26,134	$19,983
Jul 22	$14,792	$24,921	$18,977
Jul 23	$17,362	$28,165	$21,285
Jul 24	$18,684	$34,403	$23,363

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	7.62%	12.14%	6.45%
S&P 500® Index	22.15	15.00	13.15
S&P Materials Select Sector Index	9.76	11.88	8.86

AssetsNet	$ 5,371,816
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 30,079
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,371,816
Number of Holdings*	34
Investment Advisory Fees	$30,079
Portfolio Turnover	146%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	67%
Total	149%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Linde PLC	17.2%
The Sherwin-Williams Co.	6.5%
Freeport-McMoRan, Inc.	5.2%
Air Products and Chemicals, Inc.	4.6%
Ecolab, Inc.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008364
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$193	1.78%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Mid-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.31% and a volatility of 15.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to absence of the "Magnificent Seven". Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $22,837	S&P Composite 1500® Index $33,623	S&P MidCap 400® Growth Index $27,485
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,417	$11,125	$11,650
Jul 16	$11,600	$11,749	$12,037
Jul 17	$12,970	$13,629	$13,688
Jul 18	$14,793	$15,854	$15,926
Jul 19	$14,821	$16,970	$16,214
Jul 20	$15,291	$18,735	$17,087
Jul 21	$20,788	$25,765	$23,641
Jul 22	$18,079	$24,543	$20,980
Jul 23	$19,497	$27,656	$23,037
Jul 24	$22,837	$33,623	$27,485

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	17.13%	9.03%	8.61%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400® Growth Index	19.31	11.13	10.64

AssetsNet	$ 5,648,784
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 30,554
InvestmentCompanyPortfolioTurnover	650.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,648,784
Number of Holdings*	252
Investment Advisory Fees	$30,554
Portfolio Turnover	650%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	1.4%
Williams-Sonoma, Inc.	1.3%
Lennox International, Inc.	1.3%
Pure Storage, Inc.	1.2%
EMCOR Group, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008365
Shareholder Report [Line Items]
Fund Name	Mid-Cap Growth ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$300	2.78%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Mid-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 19.31% and a volatility of 15.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to absence of the "Magnificent Seven". Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $20,649	S&P Composite 1500® Index $33,623	S&P MidCap 400® Growth Index $27,485
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,301	$11,125	$11,650
Jul 16	$11,366	$11,749	$12,037
Jul 17	$12,580	$13,629	$13,688
Jul 18	$14,205	$15,854	$15,926
Jul 19	$14,094	$16,970	$16,214
Jul 20	$14,393	$18,735	$17,087
Jul 21	$19,374	$25,765	$23,641
Jul 22	$16,682	$24,543	$20,980
Jul 23	$17,810	$27,656	$23,037
Jul 24	$20,649	$33,623	$27,485

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	15.94%	7.94%	7.52%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400® Growth Index	19.31	11.13	10.64

AssetsNet	$ 5,648,784
Holdings Count | Holding	252
Advisory Fees Paid, Amount	$ 30,554
InvestmentCompanyPortfolioTurnover	650.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,648,784
Number of Holdings*	252
Investment Advisory Fees	$30,554
Portfolio Turnover	650%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	100%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	1.4%
Williams-Sonoma, Inc.	1.3%
Lennox International, Inc.	1.3%
Pure Storage, Inc.	1.2%
EMCOR Group, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008352
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$190	1.78%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Mid-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 15.41% and a volatility of 15.73%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500® . Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $21,800	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,947	$11,125	$11,130
Jul 16	$11,346	$11,749	$11,746
Jul 17	$12,770	$13,629	$13,471
Jul 18	$14,349	$15,854	$15,424
Jul 19	$14,169	$16,970	$15,546
Jul 20	$13,387	$18,735	$14,996
Jul 21	$19,265	$25,765	$22,042
Jul 22	$17,807	$24,543	$20,785
Jul 23	$19,275	$27,656	$22,962
Jul 24	$21,800	$33,623	$26,499

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	13.10%	9.00%	8.10%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

AssetsNet	$ 10,518,332
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 55,657
InvestmentCompanyPortfolioTurnover	262.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,518,332
Number of Holdings*	407
Investment Advisory Fees	$55,657
Portfolio Turnover	262%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	51%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.3%
Williams-Sonoma, Inc.	0.3%
Illumina, Inc.	0.3%
Lennox International, Inc.	0.3%
Pure Storage, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008353
Shareholder Report [Line Items]
Fund Name	Mid-Cap ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$295	2.78%

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Mid-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 15.41% and a volatility of 15.73%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500® . Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $19,722	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,840	$11,125	$11,130
Jul 16	$11,118	$11,749	$11,746
Jul 17	$12,390	$13,629	$13,471
Jul 18	$13,782	$15,854	$15,424
Jul 19	$13,474	$16,970	$15,546
Jul 20	$12,605	$18,735	$14,996
Jul 21	$17,958	$25,765	$22,042
Jul 22	$16,436	$24,543	$20,785
Jul 23	$17,614	$27,656	$22,962
Jul 24	$19,722	$33,623	$26,499

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	11.97%	7.92%	7.03%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

AssetsNet	$ 10,518,332
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 55,657
InvestmentCompanyPortfolioTurnover	262.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$10,518,332
Number of Holdings*	407
Investment Advisory Fees	$55,657
Portfolio Turnover	262%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	51%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.3%
Williams-Sonoma, Inc.	0.3%
Illumina, Inc.	0.3%
Lennox International, Inc.	0.3%
Pure Storage, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008362
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.78%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Mid-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 11.37% and a volatility of 16.53%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $20,736	S&P Composite 1500® Index $33,623	S&P MidCap 400® Value Index $24,686
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,365	$11,125	$10,583
Jul 16	$11,001	$11,749	$11,410
Jul 17	$12,421	$13,629	$13,111
Jul 18	$13,768	$15,854	$14,749
Jul 19	$13,501	$16,970	$14,714
Jul 20	$11,500	$18,735	$12,743
Jul 21	$17,694	$25,765	$19,987
Jul 22	$17,365	$24,543	$19,977
Jul 23	$18,934	$27,656	$22,166
Jul 24	$20,736	$33,623	$24,686

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	9.52%	8.96%	7.57%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400® Value Index	11.37	10.90	9.46

AssetsNet	$ 4,548,655
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	238.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,548,655
Number of Holdings*	292
Investment Advisory Fees	$-
Portfolio Turnover	238%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Illumina, Inc.	1.4%
Reinsurance Group of America, Inc.	1.1%
Tenet Healthcare Corp.	1.1%
Fidelity National Financial, Inc.	1.1%
WP Carey, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008363
Shareholder Report [Line Items]
Fund Name	Mid-Cap Value ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$290	2.78%

Expenses Paid, Amount	$ 290
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Mid-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 11.37% and a volatility of 16.53%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $18,746	S&P Composite 1500® Index $33,623	S&P MidCap 400® Value Index $24,686
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,260	$11,125	$10,583
Jul 16	$10,771	$11,749	$11,410
Jul 17	$12,040	$13,629	$13,111
Jul 18	$13,211	$15,854	$14,749
Jul 19	$12,829	$16,970	$14,714
Jul 20	$10,818	$18,735	$12,743
Jul 21	$16,482	$25,765	$19,987
Jul 22	$16,014	$24,543	$19,977
Jul 23	$17,290	$27,656	$22,166
Jul 24	$18,746	$33,623	$24,686

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	8.42%	7.88%	6.49%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400® Value Index	11.37	10.90	9.46

AssetsNet	$ 4,548,655
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	238.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$4,548,655
Number of Holdings*	292
Investment Advisory Fees	$-
Portfolio Turnover	238%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Illumina, Inc.	1.4%
Reinsurance Group of America, Inc.	1.1%
Tenet Healthcare Corp.	1.1%
Fidelity National Financial, Inc.	1.1%
WP Carey, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008356
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.53%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Nasdaq-100 ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $43,996	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$11,675	$11,930
Jul 16	$11,944	$12,457
Jul 17	$14,735	$15,672
Jul 18	$17,961	$19,480
Jul 19	$19,336	$21,377
Jul 20	$26,456	$30,007
Jul 21	$35,735	$41,466
Jul 22	$30,304	$36,158
Jul 23	$36,267	$44,392
Jul 24	$43,996	$55,015

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	21.31%	17.87%	15.97%
Nasdaq-100® Index	23.93	20.81	18.59

AssetsNet	$ 136,163,270
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 889,631
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$136,163,270
Number of Holdings*	107
Investment Advisory Fees	$889,631
Portfolio Turnover	30%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	5%
Swap Agreements	42%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	4.3%
NVIDIA Corp.	4.0%
Alphabet, Inc.	2.8%
Amazon.com, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008357
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$278	2.53%

Expenses Paid, Amount	$ 278
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Nasdaq-100 ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $39,781	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$11,557	$11,930
Jul 16	$11,704	$12,457
Jul 17	$14,294	$15,672
Jul 18	$17,250	$19,480
Jul 19	$18,385	$21,377
Jul 20	$24,909	$30,007
Jul 21	$33,314	$41,466
Jul 22	$27,973	$36,158
Jul 23	$33,130	$44,392
Jul 24	$39,781	$55,015

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	20.08%	16.69%	14.81%
Nasdaq-100® Index	23.93	20.81	18.59

AssetsNet	$ 136,163,270
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 889,631
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$136,163,270
Number of Holdings*	107
Investment Advisory Fees	$889,631
Portfolio Turnover	30%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	53%
Futures Contracts	5%
Swap Agreements	42%
Total	100%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	4.3%
NVIDIA Corp.	4.0%
Alphabet, Inc.	2.8%
Amazon.com, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000012315
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.69%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.50% and a volatility of 26.66%. Rangebound oil prices dampened Index returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,309	S&P Total Market Index $32,489	S&P Oil & Gas Equipment & Services Select Industry Index $2,534	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$5,614	$11,116	$4,908	$11,121
Jul 16	$4,296	$11,607	$4,074	$11,745
Jul 17	$4,005	$13,481	$3,560	$13,629
Jul 18	$4,126	$15,697	$4,038	$15,843
Jul 19	$1,740	$16,781	$2,209	$17,108
Jul 20	$382	$18,593	$837	$19,153
Jul 21	$645	$25,831	$1,325	$26,134
Jul 22	$811	$23,821	$1,613	$24,921
Jul 23	$1,303	$26,827	$2,402	$28,165
Jul 24	$1,309	$32,489	$2,534	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	0.43%	(5.54)%	(18.40)%
S&P Total Market Index	21.10	14.13	12.51
S&P Oil & Gas Equipment & Services Select Industry Index	5.50	2.78	(12.83)
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 14,574,944
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 128,847
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,574,944
Number of Holdings*	37
Investment Advisory Fees	$128,847
Portfolio Turnover	217%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	69%
Total	151%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Baker Hughes Co.	4.1%
Helmerich & Payne, Inc.	4.1%
TechnipFMC PLC	4.0%
NOV, Inc.	3.9%
Liberty Energy, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000012316
Shareholder Report [Line Items]
Fund Name	Oil & Gas Equipment & Services UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.69%

Expenses Paid, Amount	$ 268
Expense Ratio, Percent	2.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.50% and a volatility of 26.66%. Rangebound oil prices dampened Index returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,183	S&P Total Market Index $32,489	S&P Oil & Gas Equipment & Services Select Industry Index $2,534	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$5,558	$11,116	$4,908	$11,121
Jul 16	$4,211	$11,607	$4,074	$11,745
Jul 17	$3,886	$13,481	$3,560	$13,629
Jul 18	$3,963	$15,697	$4,038	$15,843
Jul 19	$1,654	$16,781	$2,209	$17,108
Jul 20	$359	$18,593	$837	$19,153
Jul 21	$601	$25,831	$1,325	$26,134
Jul 22	$748	$23,821	$1,613	$24,921
Jul 23	$1,189	$26,827	$2,402	$28,165
Jul 24	$1,183	$32,489	$2,534	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(0.55)%	(6.48)%	(19.22)%
S&P Total Market Index	21.10	14.13	12.51
S&P Oil & Gas Equipment & Services Select Industry Index	5.50	2.78	(12.83)
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 14,574,944
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 128,847
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,574,944
Number of Holdings*	37
Investment Advisory Fees	$128,847
Portfolio Turnover	217%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	69%
Total	151%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Baker Hughes Co.	4.1%
Helmerich & Payne, Inc.	4.1%
TechnipFMC PLC	4.0%
NOV, Inc.	3.9%
Liberty Energy, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008401
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Pharmaceuticals Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 0.42% and a volatility of 16.68%. Pharmaceutical stocks delivered muted performance in an equity rally that favored technology stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $14,802	S&P Total Market Index $32,489	S&P Pharmaceuticals Select Industry Index $11,140	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$13,157	$11,116	$14,543	$11,121
Jul 16	$13,300	$11,607	$10,954	$11,745
Jul 17	$12,991	$13,481	$10,359	$13,629
Jul 18	$13,886	$15,697	$11,239	$15,843
Jul 19	$11,429	$16,781	$9,261	$17,108
Jul 20	$12,635	$18,593	$10,486	$19,153
Jul 21	$16,898	$25,831	$12,492	$26,134
Jul 22	$16,608	$23,821	$10,753	$24,921
Jul 23	$15,578	$26,827	$11,093	$28,165
Jul 24	$14,802	$32,489	$11,140	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(4.98)%	5.31%	4.00%
S&P Total Market Index	21.10	14.13	12.51
S&P Pharmaceuticals Select Industry Index	0.42	3.76	1.09
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 3,006,205
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,604
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,006,205
Number of Holdings*	49
Investment Advisory Fees	$5,604
Portfolio Turnover	207%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	67%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Axsome Therapeutics, Inc.	3.5%
Viatris, Inc.	3.5%
Intra-Cellular Therapies, Inc.	3.5%
Bristol-Myers Squibb Co.	3.4%
Pfizer, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008402
Shareholder Report [Line Items]
Fund Name	Pharmaceuticals UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$270	2.78%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Pharmaceuticals Select Industry Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 0.42% and a volatility of 16.68%. Pharmaceutical stocks delivered muted performance in an equity rally that favored technology stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $13,395	S&P Total Market Index $32,489	S&P Pharmaceuticals Select Industry Index $11,140	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$13,026	$11,116	$14,543	$11,121
Jul 16	$13,038	$11,607	$10,954	$11,745
Jul 17	$12,605	$13,481	$10,359	$13,629
Jul 18	$13,340	$15,697	$11,239	$15,843
Jul 19	$10,869	$16,781	$9,261	$17,108
Jul 20	$11,899	$18,593	$10,486	$19,153
Jul 21	$15,756	$25,831	$12,492	$26,134
Jul 22	$15,332	$23,821	$10,753	$24,921
Jul 23	$14,246	$26,827	$11,093	$28,165
Jul 24	$13,395	$32,489	$11,140	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(5.97)%	4.27%	2.97%
S&P Total Market Index	21.10	14.13	12.51
S&P Pharmaceuticals Select Industry Index	0.42	3.76	1.09
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 3,006,205
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 5,604
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,006,205
Number of Holdings*	49
Investment Advisory Fees	$5,604
Portfolio Turnover	207%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	67%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Axsome Therapeutics, Inc.	3.5%
Viatris, Inc.	3.5%
Intra-Cellular Therapies, Inc.	3.5%
Bristol-Myers Squibb Co.	3.4%
Pfizer, Inc.	3.3%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008403
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$179	1.60%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 21.81%and a volatility of 30.11%. The Index performance was driven by factors such as inflationary pressures and economic growth. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $8,114	S&P 500® Index $34,403	Dow Jones Precious Metals Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$3,027	$11,121	$4,756
Jul 16	$9,051	$11,745	$10,740
Jul 17	$5,470	$13,629	$8,096
Jul 18	$4,498	$15,843	$7,329
Jul 19	$5,736	$17,108	$8,976
Jul 20	$12,519	$19,153	$16,219
Jul 21	$9,130	$26,134	$13,757
Jul 22	$5,617	$24,921	$10,428
Jul 23	$6,567	$28,165	$12,274
Jul 24	$8,114	$34,403	$14,951

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	23.56%	7.18%	(2.07)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Precious Metals Index	21.81	10.74	4.10

AssetsNet	$ 29,031,391
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 176,428
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,031,391
Number of Holdings*	36
Investment Advisory Fees	$176,428
Portfolio Turnover	204%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	15.1%
Agnico Eagle Mines, Ltd.	10.3%
Barrick Gold Corp.	8.6%
Wheaton Precious Metals Corp.	7.2%
Franco-Nevada Corp.	6.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008404
Shareholder Report [Line Items]
Fund Name	Precious Metals UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$289	2.60%

Expenses Paid, Amount	$ 289
Expense Ratio, Percent	2.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 21.81%and a volatility of 30.11%. The Index performance was driven by factors such as inflationary pressures and economic growth. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $7,343	S&P 500® Index $34,403	Dow Jones Precious Metals Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$3,002	$11,121	$4,756
Jul 16	$8,875	$11,745	$10,740
Jul 17	$5,311	$13,629	$8,096
Jul 18	$4,325	$15,843	$7,329
Jul 19	$5,458	$17,108	$8,976
Jul 20	$11,794	$19,153	$16,219
Jul 21	$8,515	$26,134	$13,757
Jul 22	$5,187	$24,921	$10,428
Jul 23	$6,002	$28,165	$12,274
Jul 24	$7,343	$34,403	$14,951

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	22.36%	6.12%	(3.04)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Precious Metals Index	21.81	10.74	4.10

AssetsNet	$ 29,031,391
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 176,428
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,031,391
Number of Holdings*	36
Investment Advisory Fees	$176,428
Portfolio Turnover	204%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	73%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Newmont Corp.	15.1%
Agnico Eagle Mines, Ltd.	10.3%
Barrick Gold Corp.	8.6%
Wheaton Precious Metals Corp.	7.2%
Franco-Nevada Corp.	6.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008405
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$193	1.83%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 11.82% and a volatility of 18.12%. The Index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $16,275	S&P 500® Index $34,403	S&P Real Estate Select Sector Index $21,038
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,015	$11,121	$11,118
Jul 16	$13,964	$11,745	$13,313
Jul 17	$13,298	$13,629	$13,036
Jul 18	$13,740	$15,843	$13,676
Jul 19	$16,006	$17,108	$16,078
Jul 20	$13,519	$19,153	$16,104
Jul 21	$20,174	$26,134	$21,386
Jul 22	$18,360	$24,921	$21,036
Jul 23	$14,635	$28,165	$18,813
Jul 24	$16,275	$34,403	$21,038

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	11.21%	0.33%	4.99%
S&P 500® Index	22.15	15.00	13.15
S&P Real Estate Select Sector Index	11.82	5.52	7.72

AssetsNet	$ 5,400,443
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 13,770
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,400,443
Number of Holdings*	38
Investment Advisory Fees	$13,770
Portfolio Turnover	153%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	8.3%
American Tower Corp.	7.3%
Equinix, Inc.	5.3%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008406
Shareholder Report [Line Items]
Fund Name	Real Estate UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$297	2.83%

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	2.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 11.82% and a volatility of 18.12%. The Index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $14,724	S&P 500® Index $34,403	S&P Real Estate Select Sector Index $21,038
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,897	$11,121	$11,118
Jul 16	$13,675	$11,745	$13,313
Jul 17	$12,899	$13,629	$13,036
Jul 18	$13,195	$15,843	$13,676
Jul 19	$15,220	$17,108	$16,078
Jul 20	$12,726	$19,153	$16,104
Jul 21	$18,805	$26,134	$21,386
Jul 22	$16,944	$24,921	$21,036
Jul 23	$13,375	$28,165	$18,813
Jul 24	$14,724	$34,403	$21,038

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	10.09%	(0.66)%	3.94%
S&P 500® Index	22.15	15.00	13.15
S&P Real Estate Select Sector Index	11.82	5.52	7.72

AssetsNet	$ 5,400,443
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 13,770
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,400,443
Number of Holdings*	38
Investment Advisory Fees	$13,770
Portfolio Turnover	153%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Prologis, Inc.	8.3%
American Tower Corp.	7.3%
Equinix, Inc.	5.3%
Welltower, Inc.	4.7%
Simon Property Group, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008421
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.78%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note. For the same period, the Note, as measured by the S&P U.S. Treasury Bond Current 10-Year Index, had a total return of 3.02% and a volatility of 8.31%. Returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $9,412	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 10-Year Total Return Index $10,942
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,251	$10,332	$10,617
Jul 16	$8,355	$10,926	$11,513
Jul 17	$8,735	$10,648	$10,855
Jul 18	$9,052	$10,516	$10,467
Jul 19	$8,290	$11,314	$11,629
Jul 20	$7,079	$12,654	$13,437
Jul 21	$7,255	$12,271	$12,773
Jul 22	$7,921	$11,235	$11,456
Jul 23	$8,969	$10,759	$10,621
Jul 24	$9,412	$11,203	$10,942

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	4.94%	2.57%	(0.60)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 10-Year Total Return Index	3.02	(1.21)	0.90

AssetsNet	$ 1,967,082
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,967,082
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008422
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity 10 ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$283	2.78%

Expenses Paid, Amount	$ 283
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note. For the same period, the Note, as measured by the S&P U.S. Treasury Bond Current 10-Year Index, had a total return of 3.02% and a volatility of 8.31%. Returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $8,520	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 10-Year Total Return Index $10,942
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,153	$10,332	$10,617
Jul 16	$8,186	$10,926	$11,513
Jul 17	$8,479	$10,648	$10,855
Jul 18	$8,693	$10,516	$10,467
Jul 19	$7,888	$11,314	$11,629
Jul 20	$6,671	$12,654	$13,437
Jul 21	$6,766	$12,271	$12,773
Jul 22	$7,315	$11,235	$11,456
Jul 23	$8,198	$10,759	$10,621
Jul 24	$8,520	$11,203	$10,942

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	3.93%	1.55%	(1.59)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 10-Year Total Return Index	3.02	(1.21)	0.90

AssetsNet	$ 1,967,082
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,967,082
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008423
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$183	1.75%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Index, had a total return of -1.88% and a volatility of 16.24%. Returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $7,654	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 30-Year Total Return Index $10,257
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,343	$10,332	$11,152
Jul 16	$6,457	$10,926	$13,246
Jul 17	$7,373	$10,648	$11,642
Jul 18	$7,420	$10,516	$11,530
Jul 19	$6,337	$11,314	$13,231
Jul 20	$3,942	$12,654	$18,101
Jul 21	$4,559	$12,271	$15,410
Jul 22	$5,684	$11,235	$12,203
Jul 23	$7,029	$10,759	$10,453
Jul 24	$7,654	$11,203	$10,257

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	8.89%	3.85%	(2.64)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(1.88)	(4.97)	0.25

AssetsNet	$ 9,028,678
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 121,508
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,028,678
Number of Holdings*	6
Investment Advisory Fees	$121,508
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total	(124)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008424
Shareholder Report [Line Items]
Fund Name	Rising Rates Opportunity ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$286	2.75%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Index, had a total return of -1.88% and a volatility of 16.24%. Returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $6,925	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 30-Year Total Return Index $10,257
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,267	$10,332	$11,152
Jul 16	$6,319	$10,926	$13,246
Jul 17	$7,151	$10,648	$11,642
Jul 18	$7,126	$10,516	$11,530
Jul 19	$6,024	$11,314	$13,231
Jul 20	$3,710	$12,654	$18,101
Jul 21	$4,248	$12,271	$15,410
Jul 22	$5,245	$11,235	$12,203
Jul 23	$6,421	$10,759	$10,453
Jul 24	$6,925	$11,203	$10,257

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	7.85%	2.83%	(3.61)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(1.88)	(4.97)	0.25

AssetsNet	$ 9,028,678
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 121,508
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,028,678
Number of Holdings*	6
Investment Advisory Fees	$121,508
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(124)%
Total	(124)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008425
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.78%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.20% and a volatility of 5.54%. Returns were driven by rangebound dollar trading. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $13,157	S&P 500® Index $34,403	ICE® U.S. Dollar Index $12,780
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,652	$11,121	$11,950
Jul 16	$11,251	$11,745	$11,728
Jul 17	$10,874	$13,629	$11,400
Jul 18	$11,151	$15,843	$11,604
Jul 19	$11,915	$17,108	$12,106
Jul 20	$11,300	$19,153	$11,460
Jul 21	$10,965	$26,134	$11,315
Jul 22	$12,374	$24,921	$13,001
Jul 23	$12,310	$28,165	$12,505
Jul 24	$13,157	$34,403	$12,780

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	6.88%	2.00%	2.78%
S&P 500® Index	22.15	15.00	13.15
ICE® U.S. Dollar Index	2.20	1.09	2.48

AssetsNet	$ 9,841,256
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 21,432
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,841,256
Number of Holdings*	6
Investment Advisory Fees	$21,432
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008426
Shareholder Report [Line Items]
Fund Name	Rising U.S. Dollar ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$286	2.78%

Expenses Paid, Amount	$ 286
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.20% and a volatility of 5.54%. Returns were driven by rangebound dollar trading. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $11,916	S&P 500® Index $34,403	ICE® U.S. Dollar Index $12,780
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,538	$11,121	$11,950
Jul 16	$11,028	$11,745	$11,728
Jul 17	$10,548	$13,629	$11,400
Jul 18	$10,720	$15,843	$11,604
Jul 19	$11,339	$17,108	$12,106
Jul 20	$10,650	$19,153	$11,460
Jul 21	$10,232	$26,134	$11,315
Jul 22	$11,429	$24,921	$13,001
Jul 23	$11,251	$28,165	$12,505
Jul 24	$11,916	$34,403	$12,780

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	5.92%	1.00%	1.77%
S&P 500® Index	22.15	15.00	13.15
ICE® U.S. Dollar Index	2.20	1.09	2.48

AssetsNet	$ 9,841,256
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 21,432
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,841,256
Number of Holdings*	6
Investment Advisory Fees	$21,432
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008407
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$232	1.48%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 76.60%and a volatility of 35.64%. The Index performance was driven by factors such as optimism about AI-related technologies, which drove demand for semiconductor solutions. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $230,824	S&P 500® Index $34,403	Dow Jones U.S. Semiconductors Index $125,870
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,056	$11,121	$10,307
Jul 16	$13,333	$11,745	$12,819
Jul 17	$19,551	$13,629	$16,928
Jul 18	$27,431	$15,843	$21,909
Jul 19	$28,952	$17,108	$23,684
Jul 20	$41,191	$19,153	$32,156
Jul 21	$76,470	$26,134	$50,421
Jul 22	$62,758	$24,921	$46,690
Jul 23	$108,144	$28,165	$71,273
Jul 24	$230,824	$34,403	$125,870

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	113.44%	51.47%	36.88%
S&P 500® Index	22.15	15.00	13.15
Dow Jones U.S. Semiconductors Index	76.60	39.67	28.82

AssetsNet	$ 395,401,113
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,764,794
InvestmentCompanyPortfolioTurnover	189.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$395,401,113
Number of Holdings*	40
Investment Advisory Fees	$1,764,794
Portfolio Turnover	189%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	104%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.9%
Broadcom, Inc.	6.1%
Advanced Micro Devices, Inc.	2.0%
QUALCOMM, Inc.	1.8%
Texas Instruments, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008408
Shareholder Report [Line Items]
Fund Name	Semiconductor UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$386	2.48%

Expenses Paid, Amount	$ 386
Expense Ratio, Percent	2.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the daily performance of the Dow Jones U.S. Semiconductors Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 76.60%and a volatility of 35.64%. The Index performance was driven by factors such as optimism about AI-related technologies, which drove demand for semiconductor solutions. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $208,716	S&P 500® Index $34,403	Dow Jones U.S. Semiconductors Index $125,870
Jul 14	$10,000	$10,000	$10,000
Jul 15	$9,955	$11,121	$10,307
Jul 16	$13,067	$11,745	$12,819
Jul 17	$18,969	$13,629	$16,928
Jul 18	$26,349	$15,843	$21,909
Jul 19	$27,531	$17,108	$23,684
Jul 20	$38,768	$19,153	$32,156
Jul 21	$71,258	$26,134	$50,421
Jul 22	$57,892	$24,921	$46,690
Jul 23	$98,776	$28,165	$71,273
Jul 24	$208,716	$34,403	$125,870

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	111.30%	49.95%	35.51%
S&P 500® Index	22.15	15.00	13.15
Dow Jones U.S. Semiconductors Index	76.60	39.67	28.82

AssetsNet	$ 395,401,113
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 1,764,794
InvestmentCompanyPortfolioTurnover	189.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$395,401,113
Number of Holdings*	40
Investment Advisory Fees	$1,764,794
Portfolio Turnover	189%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	104%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.9%
Broadcom, Inc.	6.1%
Advanced Micro Devices, Inc.	2.0%
QUALCOMM, Inc.	1.8%
Texas Instruments, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000236592
Shareholder Report [Line Items]
Fund Name	Short Bitcoin ProFund (formerly Short Bitcoin Strategy ProFund)
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	1.17%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Bitcoin ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Galaxy Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Bitcoin delivered strong performance during the reporting period, driven in part by anticipation of an evolving regulatory environment leading to new crypto-related product innovation. For the year ended July 31, 2024, the Fund had a total return of -61.53%. For the same period, the Index had a total return of 123.91%. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,853	S&P 500® Index $15,166	Bloomberg Galaxy Bitcoin Index $31,308	S&P CME Bitcoin Futures Index $27,316
Jun 22	$10,000	$10,000	$10,000	$10,000
Jul 22	$8,264	$10,986	$11,450	$11,473
Jul 23	$4,816	$12,416	$13,983	$13,767
Jul 24	$1,853	$15,166	$31,308	$27,316

Average Annual Return [Table Text Block]
	1 Year	Since Inception
Fund NAV	(61.53)%	(55.03)%
S&P 500® Index	22.15	21.82
Bloomberg Galaxy Bitcoin Index	123.91	71.77
S&P CME Bitcoin Futures Index	98.42	61.02

AssetsNet	$ 301,350
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$301,350
Number of Holdings*	3
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(98)%
Total	(98)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

The Short Bitcoin ProFund (formerly Short Bitcoin Strategy ProFund) primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S.Government securities.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2023. Effective on or about March 15, 2024, the Investment Objective, Principal Investment Strategies and Principal Risks of the Fund changed. In the Fund’s Investment Objective, the Fund’s underlying index changed from the S&P CME Bitcoin Futures Index to the Bloomberg Galaxy Bitcoin Index. In the Principal Investment Strategies, disclosures related to the underlying index were revised and investments in swap agreements that provide exposure to bitcoin were added. Risks associated with these changes were included under Principal Risks of the Fund. Scheduled to become effective September 27, 2024, Short Bitcoin Strategy ProFund’s name will change to Short Bitcoin ProFund. For more complete information, you may review the Fund’s prospectus, as supplemented July 26, 2024, available at www.profunds.com or upon request at 888-776-3637.

C000008386
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Energy ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 10.22%and a volatility of 17.52%. The Index performance was driven by factors such as volatile though ultimately higher oil prices, and lingering inflation. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $3,348	S&P 500® Index $34,403	S&P Energy Select Sector Index $14,458
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,854	$11,121	$7,360
Jul 16	$11,679	$11,745	$7,372
Jul 17	$11,299	$13,629	$7,473
Jul 18	$9,139	$15,843	$8,957
Jul 19	$10,921	$17,108	$7,527
Jul 20	$13,071	$19,153	$4,696
Jul 21	$7,676	$26,134	$6,781
Jul 22	$4,109	$24,921	$11,283
Jul 23	$3,496	$28,165	$13,117
Jul 24	$3,348	$34,403	$14,458

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(4.24)%	(21.06)%	(10.36)%
S&P 500® Index	22.15	15.00	13.15
S&P Energy Select Sector Index	10.22	13.95	3.76

AssetsNet	$ 500,859
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$500,859
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008387
Shareholder Report [Line Items]
Fund Name	Short Energy ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.78%

Expenses Paid, Amount	$ 271
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Energy ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 10.22%and a volatility of 17.52%. The Index performance was driven by factors such as volatile though ultimately higher oil prices, and lingering inflation. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $3,029	S&P 500® Index $34,403	S&P Energy Select Sector Index $14,458
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,720	$11,121	$7,360
Jul 16	$11,426	$11,745	$7,372
Jul 17	$10,945	$13,629	$7,473
Jul 18	$8,762	$15,843	$8,957
Jul 19	$10,373	$17,108	$7,527
Jul 20	$12,305	$19,153	$4,696
Jul 21	$7,160	$26,134	$6,781
Jul 22	$3,797	$24,921	$11,283
Jul 23	$3,197	$28,165	$13,117
Jul 24	$3,029	$34,403	$14,458

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(5.23)%	(21.82)%	(11.26)%
S&P 500® Index	22.15	15.00	13.15
S&P Energy Select Sector Index	10.22	13.95	3.76

AssetsNet	$ 500,859
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$500,859
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008374
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.88%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,249	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$7,992	$11,930
Jul 16	$7,192	$12,457
Jul 17	$5,635	$15,672
Jul 18	$4,471	$19,480
Jul 19	$4,006	$21,377
Jul 20	$2,511	$30,007
Jul 21	$1,717	$41,466
Jul 22	$1,779	$36,158
Jul 23	$1,458	$44,392
Jul 24	$1,249	$55,015

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(14.36)%	(20.79)%	(18.78)%
Nasdaq-100® Index	23.93	20.81	18.59

AssetsNet	$ 1,964,361
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,964,361
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008375
Shareholder Report [Line Items]
Fund Name	Short Nasdaq-100 ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$266	2.88%

Expenses Paid, Amount	$ 266
Expense Ratio, Percent	2.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,135	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$7,928	$11,930
Jul 16	$7,075	$12,457
Jul 17	$5,490	$15,672
Jul 18	$4,312	$19,480
Jul 19	$3,829	$21,377
Jul 20	$2,377	$30,007
Jul 21	$1,610	$41,466
Jul 22	$1,647	$36,158
Jul 23	$1,339	$44,392
Jul 24	$1,135	$55,015

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(15.21)%	(21.59)%	(19.56)%
Nasdaq-100® Index	23.93	20.81	18.59

AssetsNet	$ 1,964,361
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,964,361
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(80)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000012306
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.78%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 21.81% and a volatility of 30.11%. The Index performance was driven by factors such as inflationary pressures and economic growth. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,970	S&P 500® Index $34,403	Dow Jones Precious Metals Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$17,733	$11,121	$4,756
Jul 16	$5,938	$11,745	$10,740
Jul 17	$6,803	$13,629	$8,096
Jul 18	$7,239	$15,843	$7,329
Jul 19	$5,557	$17,108	$8,976
Jul 20	$2,477	$19,153	$16,219
Jul 21	$2,528	$26,134	$13,757
Jul 22	$2,974	$24,921	$10,428
Jul 23	$2,393	$28,165	$12,274
Jul 24	$1,970	$34,403	$14,951

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(17.68)%	(18.73)%	(14.99)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Precious Metals Index	21.81	10.74	4.10

AssetsNet	$ 1,409,180
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 12,117
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,409,180
Number of Holdings*	6
Investment Advisory Fees	$12,117
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000012307
Shareholder Report [Line Items]
Fund Name	Short Precious Metals ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$252	2.78%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious Metals Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 21.81% and a volatility of 30.11%. The Index performance was driven by factors such as inflationary pressures and economic growth. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,781	S&P 500® Index $34,403	Dow Jones Precious Metals Index $14,951
Jul 14	$10,000	$10,000	$10,000
Jul 15	$17,552	$11,121	$4,756
Jul 16	$5,807	$11,745	$10,740
Jul 17	$6,589	$13,629	$8,096
Jul 18	$6,942	$15,843	$7,329
Jul 19	$5,275	$17,108	$8,976
Jul 20	$2,329	$19,153	$16,219
Jul 21	$2,349	$26,134	$13,757
Jul 22	$2,733	$24,921	$10,428
Jul 23	$2,183	$28,165	$12,274
Jul 24	$1,781	$34,403	$14,951

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(18.40)%	(19.52)%	(15.85)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Precious Metals Index	21.81	10.74	4.10

AssetsNet	$ 1,409,180
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 12,117
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,409,180
Number of Holdings*	6
Investment Advisory Fees	$12,117
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008370
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.78%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 11.82% and a volatility of 18.12%. The Index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $3,884	S&P 500® Index $34,403	S&P Real Estate Select Sector Index $21,038
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,855	$11,121	$11,118
Jul 16	$7,062	$11,745	$13,313
Jul 17	$6,954	$13,629	$13,036
Jul 18	$6,584	$15,843	$13,676
Jul 19	$5,809	$17,108	$16,078
Jul 20	$5,160	$19,153	$16,104
Jul 21	$3,691	$26,134	$21,386
Jul 22	$3,650	$24,921	$21,036
Jul 23	$4,119	$28,165	$18,813
Jul 24	$3,884	$34,403	$21,038

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(5.70)%	(7.73)%	(9.02)%
S&P 500® Index	22.15	15.00	13.15
S&P Real Estate Select Sector Index	11.82	5.52	7.72

AssetsNet	$ 1,159,076
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,159,076
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008371
Shareholder Report [Line Items]
Fund Name	Short Real Estate ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$269	2.78%

Expenses Paid, Amount	$ 269
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 11.82% and a volatility of 18.12%. The Index performance was driven by factors such as a challenged office sector and rising mortgage rates which resulted in muted performance relative to the broader U.S. equity market. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $3,519	S&P 500® Index $34,403	S&P Real Estate Select Sector Index $21,038
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,781	$11,121	$11,118
Jul 16	$6,937	$11,745	$13,313
Jul 17	$6,759	$13,629	$13,036
Jul 18	$6,337	$15,843	$13,676
Jul 19	$5,540	$17,108	$16,078
Jul 20	$4,873	$19,153	$16,104
Jul 21	$3,452	$26,134	$21,386
Jul 22	$3,375	$24,921	$21,036
Jul 23	$3,769	$28,165	$18,813
Jul 24	$3,519	$34,403	$21,038

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(6.63)%	(8.68)%	(9.92)%
S&P 500® Index	22.15	15.00	13.15
S&P Real Estate Select Sector Index	11.82	5.52	7.72

AssetsNet	$ 1,159,076
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,159,076
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008372
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$170	1.78%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The Index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $2,695	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,515	$11,128	$11,203
Jul 16	$8,019	$11,623	$11,203
Jul 17	$6,543	$13,498	$13,270
Jul 18	$5,426	$15,711	$15,756
Jul 19	$5,605	$16,819	$15,060
Jul 20	$4,928	$18,657	$14,369
Jul 21	$2,995	$25,882	$21,836
Jul 22	$3,198	$23,979	$18,715
Jul 23	$2,977	$27,013	$20,195
Jul 24	$2,695	$32,705	$23,073

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(9.45)%	(13.62)%	(12.29)%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

AssetsNet	$ 648,217
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$648,217
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008373
Shareholder Report [Line Items]
Fund Name	Short Small-Cap ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$264	2.78%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The Index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $2,435	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,438	$11,128	$11,203
Jul 16	$7,863	$11,623	$11,203
Jul 17	$6,352	$13,498	$13,270
Jul 18	$5,214	$15,711	$15,756
Jul 19	$5,332	$16,819	$15,060
Jul 20	$4,638	$18,657	$14,369
Jul 21	$2,789	$25,882	$21,836
Jul 22	$2,941	$23,979	$18,715
Jul 23	$2,717	$27,013	$20,195
Jul 24	$2,435	$32,705	$23,073

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(10.39)%	(14.51)%	(13.18)%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

AssetsNet	$ 648,217
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$648,217
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008336
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$192	1.78%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Small-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the "Index") The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 18.30% and a volatility of 15.34%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to absence of the "Magnificent Seven". Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $23,285	S&P Composite 1500® Index $33,623	S&P Small Cap 600® Growth Index $27,946
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,560	$11,125	$11,779
Jul 16	$11,700	$11,749	$12,164
Jul 17	$13,628	$13,629	$14,414
Jul 18	$16,796	$15,854	$18,093
Jul 19	$15,699	$16,970	$17,223
Jul 20	$15,164	$18,735	$16,951
Jul 21	$22,237	$25,765	$25,275
Jul 22	$19,563	$24,543	$22,700
Jul 23	$20,029	$27,656	$23,624
Jul 24	$23,285	$33,623	$27,946

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	16.26%	8.20%	8.82%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P Small Cap 600® Growth Index	18.30	10.16	10.82

AssetsNet	$ 6,771,325
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 20,485
InvestmentCompanyPortfolioTurnover	251.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,771,325
Number of Holdings*	347
Investment Advisory Fees	$20,485
Portfolio Turnover	251%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
ATI, Inc.	1.3%
Mueller Industries, Inc.	1.2%
Fabrinet	1.2%
SPS Commerce, Inc.	1.2%
The Ensign Group, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008337
Shareholder Report [Line Items]
Fund Name	Small-Cap Growth ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$299	2.78%

Expenses Paid, Amount	$ 299
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Small-Cap Growth ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the "Index") The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 18.30% and a volatility of 15.34%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to absence of the "Magnificent Seven". Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $21,071	S&P Composite 1500® Index $33,623	S&P Small Cap 600® Growth Index $27,946
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,450	$11,125	$11,779
Jul 16	$11,472	$11,749	$12,164
Jul 17	$13,223	$13,629	$14,414
Jul 18	$16,135	$15,854	$18,093
Jul 19	$14,931	$16,970	$17,223
Jul 20	$14,280	$18,735	$16,951
Jul 21	$20,729	$25,765	$25,275
Jul 22	$18,058	$24,543	$22,700
Jul 23	$18,307	$27,656	$23,624
Jul 24	$21,071	$33,623	$27,946

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	15.10%	7.13%	7.74%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P Small Cap 600® Growth Index	18.30	10.16	10.82

AssetsNet	$ 6,771,325
Holdings Count | Holding	347
Advisory Fees Paid, Amount	$ 20,485
InvestmentCompanyPortfolioTurnover	251.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,771,325
Number of Holdings*	347
Investment Advisory Fees	$20,485
Portfolio Turnover	251%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
ATI, Inc.	1.3%
Mueller Industries, Inc.	1.2%
Fabrinet	1.2%
SPS Commerce, Inc.	1.2%
The Ensign Group, Inc.	1.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008354
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.78%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Small-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $18,578	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,950	$11,128	$11,203
Jul 16	$10,835	$11,623	$11,203
Jul 17	$12,531	$13,498	$13,270
Jul 18	$14,554	$15,711	$15,756
Jul 19	$13,661	$16,819	$15,060
Jul 20	$12,595	$18,657	$14,369
Jul 21	$18,753	$25,882	$21,836
Jul 22	$15,711	$23,979	$18,715
Jul 23	$16,589	$27,013	$20,195
Jul 24	$18,578	$32,705	$23,073

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	11.99%	6.34%	6.39%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

AssetsNet	$ 5,026,461
Holdings Count | Holding	1,987
Advisory Fees Paid, Amount	$ 8,862
InvestmentCompanyPortfolioTurnover	641.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,026,461
Number of Holdings*	1,987
Investment Advisory Fees	$8,862
Portfolio Turnover	641%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	7%
Swap Agreements	43%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.2%
FTAI Aviation, Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008355
Shareholder Report [Line Items]
Fund Name	Small-Cap ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$293	2.78%

Expenses Paid, Amount	$ 293
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Small-Cap ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $16,835	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,844	$11,128	$11,203
Jul 16	$10,625	$11,623	$11,203
Jul 17	$12,168	$13,498	$13,270
Jul 18	$14,000	$15,711	$15,756
Jul 19	$13,014	$16,819	$15,060
Jul 20	$11,876	$18,657	$14,369
Jul 21	$17,509	$25,882	$21,836
Jul 22	$14,524	$23,979	$18,715
Jul 23	$15,184	$27,013	$20,195
Jul 24	$16,835	$32,705	$23,073

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	10.87%	5.28%	5.35%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

AssetsNet	$ 5,026,461
Holdings Count | Holding	1,987
Advisory Fees Paid, Amount	$ 8,862
InvestmentCompanyPortfolioTurnover	641.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$5,026,461
Number of Holdings*	1,987
Investment Advisory Fees	$8,862
Portfolio Turnover	641%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	7%
Swap Agreements	43%
Total	101%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.2%
FTAI Aviation, Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008366
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.82%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Small-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 9.79% and a volatility of 10.67%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $19,482	S&P Composite 1500® Index $33,623	S&P Small Cap 600® Value Index $23,542
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,392	$11,125	$10,623
Jul 16	$11,056	$11,749	$11,573
Jul 17	$12,658	$13,629	$13,494
Jul 18	$15,015	$15,854	$16,290
Jul 19	$13,519	$16,970	$14,909
Jul 20	$11,147	$18,735	$12,477
Jul 21	$18,133	$25,765	$20,645
Jul 22	$17,417	$24,543	$20,179
Jul 23	$18,093	$27,656	$21,443
Jul 24	$19,482	$33,623	$23,542

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	7.68%	7.58%	6.90%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P Small Cap 600® Value Index	9.79	9.57	8.94

AssetsNet	$ 52,224,687
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 15,084
InvestmentCompanyPortfolioTurnover	915.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,224,687
Number of Holdings*	470
Investment Advisory Fees	$15,084
Portfolio Turnover	915%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Comerica, Inc.	1.1%
Robert Half, Inc.	1.0%
Jackson Financial, Inc.	0.9%
Mr. Cooper Group, Inc.	0.9%
Lincoln National Corp.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008367
Shareholder Report [Line Items]
Fund Name	Small-Cap Value ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$291	2.82%

Expenses Paid, Amount	$ 291
Expense Ratio, Percent	2.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Small-Cap Value ProFund (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the "Index"). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 9.79% and a volatility of 10.67%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $17,634	S&P Composite 1500® Index $33,623	S&P Small Cap 600® Value Index $23,542
Jul 14	$10,000	$10,000	$10,000
Jul 15	$10,288	$11,125	$10,623
Jul 16	$10,840	$11,749	$11,573
Jul 17	$12,287	$13,629	$13,494
Jul 18	$14,431	$15,854	$16,290
Jul 19	$12,867	$16,970	$14,909
Jul 20	$10,504	$18,735	$12,477
Jul 21	$16,919	$25,765	$20,645
Jul 22	$16,090	$24,543	$20,179
Jul 23	$16,545	$27,656	$21,443
Jul 24	$17,634	$33,623	$23,542

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	6.58%	6.51%	5.84%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P Small Cap 600® Value Index	9.79	9.57	8.94

AssetsNet	$ 52,224,687
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 15,084
InvestmentCompanyPortfolioTurnover	915.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,224,687
Number of Holdings*	470
Investment Advisory Fees	$15,084
Portfolio Turnover	915%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	99%
Total	99%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Comerica, Inc.	1.1%
Robert Half, Inc.	1.0%
Jackson Financial, Inc.	0.9%
Mr. Cooper Group, Inc.	0.9%
Lincoln National Corp.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008409
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.52%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 23.74%and a volatility of 19.34%. The Index performance was driven by factors such as enthusiasm for artificial intelligence and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $94,448	S&P Total Market Index $32,489	S&P Technology Select Sector Index $64,930	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$11,345	$11,116	$11,132	$11,121
Jul 16	$12,369	$11,607	$12,413	$11,745
Jul 17	$17,550	$13,481	$15,568	$13,629
Jul 18	$24,334	$15,697	$19,616	$15,843
Jul 19	$28,398	$16,781	$22,710	$17,108
Jul 20	$43,308	$18,593	$31,546	$19,153
Jul 21	$73,281	$25,831	$44,253	$26,134
Jul 22	$56,648	$23,821	$41,981	$24,921
Jul 23	$72,919	$26,827	$52,474	$28,165
Jul 24	$94,448	$32,489	$64,930	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	29.53%	27.17%	25.18%
S&P Total Market Index	21.10	14.13	12.51
S&P Technology Select Sector Index	23.74	23.38	20.57
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 90,797,596
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 585,822
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,797,596
Number of Holdings*	73
Investment Advisory Fees	$585,822
Portfolio Turnover	116%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	18.1%
NVIDIA Corp.	16.7%
Apple, Inc.	4.1%
Broadcom, Inc.	3.6%
Salesforce, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008410
Shareholder Report [Line Items]
Fund Name	Technology UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$288	2.52%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Technology Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 23.74%and a volatility of 19.34%. The Index performance was driven by factors such as enthusiasm for artificial intelligence and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $85,448	S&P Total Market Index $32,489	S&P Technology Select Sector Index $64,930	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$11,233	$11,116	$11,132	$11,121
Jul 16	$12,127	$11,607	$12,413	$11,745
Jul 17	$17,036	$13,481	$15,568	$13,629
Jul 18	$23,384	$15,697	$19,616	$15,843
Jul 19	$27,015	$16,781	$22,710	$17,108
Jul 20	$40,784	$18,593	$31,546	$19,153
Jul 21	$68,343	$25,831	$44,253	$26,134
Jul 22	$52,295	$23,821	$41,981	$24,921
Jul 23	$66,650	$26,827	$52,474	$28,165
Jul 24	$85,448	$32,489	$64,930	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	28.20%	25.90%	23.93%
S&P Total Market Index	21.10	14.13	12.51
S&P Technology Select Sector Index	23.74	23.38	20.57
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 90,797,596
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 585,822
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,797,596
Number of Holdings*	73
Investment Advisory Fees	$585,822
Portfolio Turnover	116%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	66%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	18.1%
NVIDIA Corp.	16.7%
Apple, Inc.	4.1%
Broadcom, Inc.	3.6%
Salesforce, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008417
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$166	1.71%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30 Year Total Return Index, had a total return of -1.88% and a volatility of 16.24%. Long Bond returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $8,282	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 30-Year Total Return Index $10,257
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,196	$10,332	$11,152
Jul 16	$13,683	$10,926	$13,246
Jul 17	$11,519	$10,648	$11,642
Jul 18	$11,177	$10,516	$11,530
Jul 19	$13,025	$11,314	$13,231
Jul 20	$18,688	$12,654	$18,101
Jul 21	$15,050	$12,271	$15,410
Jul 22	$11,022	$11,235	$12,203
Jul 23	$8,787	$10,759	$10,453
Jul 24	$8,282	$11,203	$10,257

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(5.75)%	(8.66)%	(1.87)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(1.88)	(4.97)	0.25

AssetsNet	$ 14,528,157
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 25,339
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,528,157
Number of Holdings*	6
Investment Advisory Fees	$25,339
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	123%
Total	123%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008418
Shareholder Report [Line Items]
Fund Name	U.S. Government Plus ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$262	2.71%

Expenses Paid, Amount	$ 262
Expense Ratio, Percent	2.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30 Year Total Return Index, had a total return of -1.88% and a volatility of 16.24%. Long Bond returns were driven by elevated interest rates. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $7,501	ICE U.S. Treasury Core Bond Index $11,203	S&P U.S. Treasury Bond Current 30-Year Total Return Index $10,257
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,099	$10,332	$11,152
Jul 16	$13,432	$10,926	$13,246
Jul 17	$11,191	$10,648	$11,642
Jul 18	$10,748	$10,516	$11,530
Jul 19	$12,394	$11,314	$13,231
Jul 20	$17,612	$12,654	$18,101
Jul 21	$14,039	$12,271	$15,410
Jul 22	$10,180	$11,235	$12,203
Jul 23	$8,028	$10,759	$10,453
Jul 24	$7,501	$11,203	$10,257

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(6.56)%	(9.55)%	(2.83)%
ICE U.S. Treasury Core Bond Index	4.13	(0.20)	1.14
S&P U.S. Treasury Bond Current 30-Year Total Return Index	(1.88)	(4.97)	0.25

AssetsNet	$ 14,528,157
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 25,339
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$14,528,157
Number of Holdings*	6
Investment Advisory Fees	$25,339
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	123%
Total	123%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008376
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$155	1.78%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 22.15% and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $443	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$7,671	$11,121
Jul 16	$6,259	$11,745
Jul 17	$4,576	$13,629
Jul 18	$3,320	$15,843
Jul 19	$2,793	$17,108
Jul 20	$1,587	$19,153
Jul 21	$783	$26,134
Jul 22	$757	$24,921
Jul 23	$595	$28,165
Jul 24	$443	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(25.54)%	(30.80)%	(26.78)%
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 6,157,684
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 62,550
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,157,684
Number of Holdings*	6
Investment Advisory Fees	$62,550
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008377
Shareholder Report [Line Items]
Fund Name	UltraBear ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$242	2.78%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 22.15% and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $404	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$7,580	$11,121
Jul 16	$6,134	$11,745
Jul 17	$4,443	$13,629
Jul 18	$3,192	$15,843
Jul 19	$2,658	$17,108
Jul 20	$1,493	$19,153
Jul 21	$731	$26,134
Jul 22	$698	$24,921
Jul 23	$548	$28,165
Jul 24	$404	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(26.25)%	(31.40)%	(27.45)%
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 6,157,684
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 62,550
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,157,684
Number of Holdings*	6
Investment Advisory Fees	$62,550
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(14)%
Swap Agreements	(186)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008340
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.49%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 22.15%and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $57,268	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$11,895	$11,121
Jul 16	$12,571	$11,745
Jul 17	$16,321	$13,629
Jul 18	$20,866	$15,843
Jul 19	$22,648	$17,108
Jul 20	$24,115	$19,153
Jul 21	$42,791	$26,134
Jul 22	$36,392	$24,921
Jul 23	$42,054	$28,165
Jul 24	$57,268	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	36.18%	20.39%	19.07%
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 145,291,653
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 917,898
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$145,291,653
Number of Holdings*	510
Investment Advisory Fees	$917,898
Portfolio Turnover	217%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	12%
Swap Agreements	116%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008341
Shareholder Report [Line Items]
Fund Name	UltraBull ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$292	2.49%

Expenses Paid, Amount	$ 292
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 22.15%and a volatility of 11.67%. The Index performance was driven by factors such as post-pandemic economic expansion and exuberance for AI and the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $51,826	S&P 500® Index $34,403
Jul 14	$10,000	$10,000
Jul 15	$11,779	$11,121
Jul 16	$12,326	$11,745
Jul 17	$15,844	$13,629
Jul 18	$20,055	$15,843
Jul 19	$21,551	$17,108
Jul 20	$22,714	$19,153
Jul 21	$39,904	$26,134
Jul 22	$33,599	$24,921
Jul 23	$38,441	$28,165
Jul 24	$51,826	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	34.82%	19.18%	17.88%
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 145,291,653
Holdings Count | Holding	510
Advisory Fees Paid, Amount	$ 917,898
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$145,291,653
Number of Holdings*	510
Investment Advisory Fees	$917,898
Portfolio Turnover	217%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	72%
Futures Contracts	12%
Swap Agreements	116%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.9%
Microsoft Corp.	4.8%
NVIDIA Corp.	4.4%
Alphabet, Inc.	2.9%
Amazon.com, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000057897
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$138	1.77%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -18.78%and a volatility of 28.03%. Growth worries and political challenges weighed on Chinese stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,502	S&P Global 1200 Index $26,048	S&P China Select ADR Index (USD) $8,007
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,664	$10,453	$9,648
Jul 16	$6,804	$10,532	$9,000
Jul 17	$12,118	$12,388	$12,362
Jul 18	$13,230	$13,900	$13,432
Jul 19	$8,493	$14,434	$11,397
Jul 20	$12,883	$15,556	$14,995
Jul 21	$8,782	$20,914	$13,206
Jul 22	$2,553	$19,229	$8,432
Jul 23	$2,661	$21,924	$9,859
Jul 24	$1,502	$26,048	$8,007

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(43.56)%	(29.28)%	(17.27)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P China Select ADR Index (USD)	(18.78)	(6.82)	(2.20)

AssetsNet	$ 17,468,244
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 169,781
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,468,244
Number of Holdings*	47
Investment Advisory Fees	$169,781
Portfolio Turnover	159%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	114%
Total	201%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	19.0%
PDD Holdings, Inc.	15.7%
JD.com, Inc.	4.4%
NetEase, Inc.	4.2%
Li Auto, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000057898
Shareholder Report [Line Items]
Fund Name	UltraChina ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$216	2.77%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -18.78%and a volatility of 28.03%. Growth worries and political challenges weighed on Chinese stocks. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,358	S&P Global 1200 Index $26,048	S&P China Select ADR Index (USD) $8,007
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,577	$10,453	$9,648
Jul 16	$6,675	$10,532	$9,000
Jul 17	$11,769	$12,388	$12,362
Jul 18	$12,722	$13,900	$13,432
Jul 19	$8,078	$14,434	$11,397
Jul 20	$12,129	$15,556	$14,995
Jul 21	$8,189	$20,914	$13,206
Jul 22	$2,361	$19,229	$8,432
Jul 23	$2,431	$21,924	$9,859
Jul 24	$1,358	$26,048	$8,007

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(44.14)%	(30.00)%	(18.10)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P China Select ADR Index (USD)	(18.78)	(6.82)	(2.20)

AssetsNet	$ 17,468,244
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 169,781
InvestmentCompanyPortfolioTurnover	159.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,468,244
Number of Holdings*	47
Investment Advisory Fees	$169,781
Portfolio Turnover	159%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	114%
Total	201%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Alibaba Group Holding, Ltd.	19.0%
PDD Holdings, Inc.	15.7%
JD.com, Inc.	4.4%
NetEase, Inc.	4.2%
Li Auto, Inc.	3.8%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008346
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.57%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 17.22% and a volatility of 10.03%. The Index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $46,371	S&P 500® Index $34,403	Dow Jones Industrial Average® $30,943
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,466	$11,121	$10,934
Jul 16	$12,442	$11,745	$11,700
Jul 17	$17,748	$13,629	$14,253
Jul 18	$23,592	$15,843	$16,925
Jul 19	$25,707	$17,108	$18,316
Jul 20	$21,813	$19,153	$18,467
Jul 21	$37,862	$26,134	$24,892
Jul 22	$32,914	$24,921	$23,863
Jul 23	$36,816	$28,165	$26,397
Jul 24	$46,371	$34,403	$30,943

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	25.95%	12.52%	16.58%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Industrial Average®	17.22	11.06	11.96

AssetsNet	$ 39,404,831
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 243,099
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,404,831
Number of Holdings*	36
Investment Advisory Fees	$243,099
Portfolio Turnover	28%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	11%
Swap Agreements	124%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.0%
The Goldman Sachs Group, Inc.	5.3%
Microsoft Corp.	4.4%
The Home Depot, Inc.	3.8%
Caterpillar, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008347
Shareholder Report [Line Items]
Fund Name	UltraDow 30 ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$288	2.56%

Expenses Paid, Amount	$ 288
Expense Ratio, Percent	2.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 17.22% and a volatility of 10.03%. The Index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $41,999	S&P 500® Index $34,403	Dow Jones Industrial Average® $30,943
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,352	$11,121	$10,934
Jul 16	$12,195	$11,745	$11,700
Jul 17	$17,229	$13,629	$14,253
Jul 18	$22,674	$15,843	$16,925
Jul 19	$24,460	$17,108	$18,316
Jul 20	$20,559	$19,153	$18,467
Jul 21	$35,330	$26,134	$24,892
Jul 22	$30,405	$24,921	$23,863
Jul 23	$33,675	$28,165	$26,397
Jul 24	$41,999	$34,403	$30,943

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	24.72%	11.42%	15.43%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Industrial Average®	17.22	11.06	11.96

AssetsNet	$ 39,404,831
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 243,099
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,404,831
Number of Holdings*	36
Investment Advisory Fees	$243,099
Portfolio Turnover	28%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	65%
Futures Contracts	11%
Swap Agreements	124%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.0%
The Goldman Sachs Group, Inc.	5.3%
Microsoft Corp.	4.4%
The Home Depot, Inc.	3.8%
Caterpillar, Inc.	3.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024060
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P® Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 5.75%and a volatility of 17.99%. A substantial weight to China dampened Index performance. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $7,891	S&P Global 1200 Index $26,048	S&P® Emerging 50 ADR Index (USD) $14,071
Jul 14	$10,000	$10,000	$10,000
Jul 15	$6,339	$10,453	$8,204
Jul 16	$6,204	$10,532	$8,455
Jul 17	$9,745	$12,388	$10,874
Jul 18	$9,986	$13,900	$11,376
Jul 19	$8,219	$14,434	$10,779
Jul 20	$9,911	$15,556	$12,684
Jul 21	$12,688	$20,914	$14,942
Jul 22	$6,656	$19,229	$11,495
Jul 23	$7,854	$21,924	$13,305
Jul 24	$7,891	$26,048	$14,071

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	0.47%	(0.81)%	(2.34)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P® Emerging 50 ADR Index (USD)	5.75	5.47	3.47

AssetsNet	$ 7,501,478
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 33,620
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,501,478
Number of Holdings*	56
Investment Advisory Fees	$33,620
Portfolio Turnover	163%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	15.8%
Alibaba Group Holding, Ltd.	8.3%
HDFC Bank, Ltd.	6.3%
PDD Holdings, Inc.	5.2%
Infosys, Ltd.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024061
Shareholder Report [Line Items]
Fund Name	UltraEmerging Markets ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$277	2.78%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P® Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 5.75%and a volatility of 17.99%. A substantial weight to China dampened Index performance. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $7,132	S&P Global 1200 Index $26,048	S&P® Emerging 50 ADR Index (USD) $14,071
Jul 14	$10,000	$10,000	$10,000
Jul 15	$6,274	$10,453	$8,204
Jul 16	$6,069	$10,532	$8,455
Jul 17	$9,448	$12,388	$10,874
Jul 18	$9,582	$13,900	$11,376
Jul 19	$7,805	$14,434	$10,779
Jul 20	$9,320	$15,556	$12,684
Jul 21	$11,817	$20,914	$14,942
Jul 22	$6,138	$19,229	$11,495
Jul 23	$7,166	$21,924	$13,305
Jul 24	$7,132	$26,048	$14,071

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(0.48)%	(1.79)%	(3.32)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P® Emerging 50 ADR Index (USD)	5.75	5.47	3.47

AssetsNet	$ 7,501,478
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 33,620
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,501,478
Number of Holdings*	56
Investment Advisory Fees	$33,620
Portfolio Turnover	163%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	15.8%
Alibaba Group Holding, Ltd.	8.3%
HDFC Bank, Ltd.	6.3%
PDD Holdings, Inc.	5.2%
Infosys, Ltd.	4.6%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024071
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$188	1.78%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 11.21%and a volatility of 11.48%. The Index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $11,206	MSCI EAFE Index $16,048
Jul 14	$10,000	$10,000
Jul 15	$9,446	$9,972
Jul 16	$7,366	$9,221
Jul 17	$9,771	$10,860
Jul 18	$10,280	$11,555
Jul 19	$8,903	$11,254
Jul 20	$7,520	$11,066
Jul 21	$12,149	$14,420
Jul 22	$8,406	$12,356
Jul 23	$10,063	$14,431
Jul 24	$11,206	$16,048

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	11.36%	4.71%	1.14%
MSCI EAFE Index	11.21	7.36	4.84

AssetsNet	$ 3,756,394
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 11,076
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,756,394
Number of Holdings*	6
Investment Advisory Fees	$11,076
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024072
Shareholder Report [Line Items]
Fund Name	UltraInternational ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$292	2.78%

Expenses Paid, Amount	$ 292
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 11.21%and a volatility of 11.48%. The Index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $10,140	MSCI EAFE Index $16,048
Jul 14	$10,000	$10,000
Jul 15	$9,349	$9,972
Jul 16	$7,214	$9,221
Jul 17	$9,483	$10,860
Jul 18	$9,872	$11,555
Jul 19	$8,467	$11,254
Jul 20	$7,080	$11,066
Jul 21	$11,344	$14,420
Jul 22	$7,768	$12,356
Jul 23	$9,221	$14,431
Jul 24	$10,140	$16,048

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	9.96%	3.67%	0.14%
MSCI EAFE Index	11.21	7.36	4.84

AssetsNet	$ 3,756,394
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 11,076
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,756,394
Number of Holdings*	6
Investment Advisory Fees	$11,076
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	200%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008350
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$209	1.76%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index has a total return of 13.37%, as measured in unhedged U.S. dollar terms, or 20.06% in local (Japanese yen) terms and a volatility of 17.39%. A weak yen helped drive Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $43,620	S&P Global 1200 Index $26,048	Nikkei 225 Stock Average - Yen $30,338	Nikkei 225 Stock Average - USD $20,735
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$16,385	$10,453	$13,397	$11,120
Jul 16	$9,297	$10,532	$10,989	$11,026
Jul 17	$13,492	$12,388	$13,466	$12,532
Jul 18	$17,005	$13,900	$15,537	$14,273
Jul 19	$15,178	$14,434	$15,145	$14,344
Jul 20	$14,442	$15,556	$15,604	$15,176
Jul 21	$22,035	$20,914	$19,928	$18,672
Jul 22	$22,024	$19,229	$20,708	$15,933
Jul 23	$31,698	$21,924	$25,269	$18,289
Jul 24	$43,620	$26,048	$30,338	$20,735

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	37.61%	23.51%	15.87%
S&P Global 1200 Index	18.81	12.53	10.05
Nikkei 225 Stock Average - Yen	20.06	14.91	11.74
Nikkei 225 Stock Average - USD	13.37	7.65	7.56

AssetsNet	$ 24,333,194
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 226,885
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,333,194
Number of Holdings*	6
Investment Advisory Fees	$226,885
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	1%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008351
Shareholder Report [Line Items]
Fund Name	UltraJapan ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$323	2.73%

Expenses Paid, Amount	$ 323
Expense Ratio, Percent	2.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index has a total return of 13.37%, as measured in unhedged U.S. dollar terms, or 20.06% in local (Japanese yen) terms and a volatility of 17.39%. A weak yen helped drive Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $39,604	S&P Global 1200 Index $26,048	Nikkei 225 Stock Average - Yen $30,338	Nikkei 225 Stock Average - USD $20,735
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$16,225	$10,453	$13,397	$11,120
Jul 16	$9,125	$10,532	$10,989	$11,026
Jul 17	$13,120	$12,388	$13,466	$12,532
Jul 18	$16,377	$13,900	$15,537	$14,273
Jul 19	$14,473	$14,434	$15,145	$14,344
Jul 20	$13,634	$15,556	$15,604	$15,176
Jul 21	$20,599	$20,914	$19,928	$18,672
Jul 22	$20,385	$19,229	$20,708	$15,933
Jul 23	$29,054	$21,924	$25,269	$18,289
Jul 24	$39,604	$26,048	$30,338	$20,735

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	36.31%	22.30%	14.76%
S&P Global 1200 Index	18.81	12.53	10.05
Nikkei 225 Stock Average - Yen	20.06	14.91	11.74
Nikkei 225 Stock Average - USD	13.37	7.65	7.56

AssetsNet	$ 24,333,194
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 226,885
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,333,194
Number of Holdings*	6
Investment Advisory Fees	$226,885
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	199%
Swap Agreements	1%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000034818
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.84%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P® Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -6.34%and a volatility of 18.46%. Rangebound oil prices and lack of technology exposure dampened Index returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $2,616	S&P Global 1200 Index $26,048	S&P Latin America 35 ADR Index (USD) $9,758
Jul 14	$10,000	$10,000	$10,000
Jul 15	$4,076	$10,453	$6,683
Jul 16	$3,797	$10,532	$6,918
Jul 17	$5,112	$12,388	$8,449
Jul 18	$4,795	$13,900	$8,517
Jul 19	$4,626	$14,434	$8,848
Jul 20	$1,560	$15,556	$6,020
Jul 21	$2,821	$20,914	$8,538
Jul 22	$2,301	$19,229	$8,094
Jul 23	$3,329	$21,924	$10,418
Jul 24	$2,616	$26,048	$9,758

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(21.41)%	(10.77)%	(12.55)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P Latin America 35 ADR Index (USD)	(6.34)	1.98	(0.24)

AssetsNet	$ 7,288,277
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 65,766
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,288,277
Number of Holdings*	41
Investment Advisory Fees	$65,766
Portfolio Turnover	111%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	116%
Total	199%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.	14.6%
Vale S.A.	10.1%
Itau Unibanco Holding S.A.	7.5%
Fomento Economico Mexicano S.A.B. de C.V.	5.2%
America Movil S.A.B. de C.V.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000034819
Shareholder Report [Line Items]
Fund Name	UltraLatin America ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$253	2.84%

Expenses Paid, Amount	$ 253
Expense Ratio, Percent	2.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P® Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -6.34%and a volatility of 18.46%. Rangebound oil prices and lack of technology exposure dampened Index returns. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $2,378	S&P Global 1200 Index $26,048	S&P Latin America 35 ADR Index (USD) $9,758
Jul 14	$10,000	$10,000	$10,000
Jul 15	$4,046	$10,453	$6,683
Jul 16	$3,729	$10,532	$6,918
Jul 17	$4,968	$12,388	$8,449
Jul 18	$4,614	$13,900	$8,517
Jul 19	$4,406	$14,434	$8,848
Jul 20	$1,472	$15,556	$6,020
Jul 21	$2,634	$20,914	$8,538
Jul 22	$2,125	$19,229	$8,094
Jul 23	$3,053	$21,924	$10,418
Jul 24	$2,378	$26,048	$9,758

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(22.11)%	(11.61)%	(13.38)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P Latin America 35 ADR Index (USD)	(6.34)	1.98	(0.24)

AssetsNet	$ 7,288,277
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 65,766
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$7,288,277
Number of Holdings*	41
Investment Advisory Fees	$65,766
Portfolio Turnover	111%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	116%
Total	199%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Petroleo Brasileiro S.A.	14.6%
Vale S.A.	10.1%
Itau Unibanco Holding S.A.	7.5%
Fomento Economico Mexicano S.A.B. de C.V.	5.2%
America Movil S.A.B. de C.V.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008342
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.57%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 15.41%and a volatility of 16.53%. The Index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $30,906	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,926	$11,125	$11,130
Jul 16	$12,536	$11,749	$11,746
Jul 17	$15,824	$13,629	$13,471
Jul 18	$19,583	$15,854	$15,424
Jul 19	$18,482	$16,970	$15,546
Jul 20	$14,002	$18,735	$14,996
Jul 21	$28,485	$25,765	$22,042
Jul 22	$23,480	$24,543	$20,785
Jul 23	$25,690	$27,656	$22,962
Jul 24	$30,906	$33,623	$26,499

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	20.30%	10.83%	11.94%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

AssetsNet	$ 47,766,134
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 279,174
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,766,134
Number of Holdings*	407
Investment Advisory Fees	$279,174
Portfolio Turnover	63%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	15%
Swap Agreements	123%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.4%
Williams-Sonoma, Inc.	0.4%
Illumina, Inc.	0.4%
Lennox International, Inc.	0.4%
Pure Storage, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008343
Shareholder Report [Line Items]
Fund Name	UltraMid-Cap ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$282	2.57%

Expenses Paid, Amount	$ 282
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 15.41%and a volatility of 16.53%. The Index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $27,985	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,807	$11,125	$11,130
Jul 16	$12,290	$11,749	$11,746
Jul 17	$15,366	$13,629	$13,471
Jul 18	$18,828	$15,854	$15,424
Jul 19	$17,583	$16,970	$15,546
Jul 20	$13,189	$18,735	$14,996
Jul 21	$26,571	$25,765	$22,042
Jul 22	$21,681	$24,543	$20,785
Jul 23	$23,488	$27,656	$22,962
Jul 24	$27,985	$33,623	$26,499

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	19.15%	9.74%	10.84%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

AssetsNet	$ 47,766,134
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 279,174
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,766,134
Number of Holdings*	407
Investment Advisory Fees	$279,174
Portfolio Turnover	63%
* No. of Holdings excludes derivatives and collateral for securities loaned.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	62%
Futures Contracts	15%
Swap Agreements	123%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management or collateral for securities loaned.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Carlisle Cos., Inc.	0.4%
Williams-Sonoma, Inc.	0.4%
Illumina, Inc.	0.4%
Lennox International, Inc.	0.4%
Pure Storage, Inc.	0.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008348
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$179	1.50%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31,2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $122,089	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$13,597	$11,930
Jul 16	$13,868	$12,457
Jul 17	$21,004	$15,672
Jul 18	$30,266	$19,480
Jul 19	$33,116	$21,377
Jul 20	$55,508	$30,007
Jul 21	$97,971	$41,466
Jul 22	$66,708	$36,158
Jul 23	$88,448	$44,392
Jul 24	$122,089	$55,015

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	38.03%	29.82%	28.43%
Nasdaq-100® Index	23.93	20.81	18.59

AssetsNet	$ 961,692,430
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 6,468,904
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$961,692,430
Number of Holdings*	107
Investment Advisory Fees	$6,468,904
Portfolio Turnover	22%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	5%
Swap Agreements	120%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.9%
Amazon.com, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008349
Shareholder Report [Line Items]
Fund Name	UltraNasdaq-100 ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$296	2.50%

Expenses Paid, Amount	$ 296
Expense Ratio, Percent	2.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31,2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 23.93% and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $110,455	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$13,463	$11,930
Jul 16	$13,594	$12,457
Jul 17	$20,384	$15,672
Jul 18	$29,078	$19,480
Jul 19	$31,499	$21,377
Jul 20	$52,272	$30,007
Jul 21	$91,361	$41,466
Jul 22	$61,581	$36,158
Jul 23	$80,823	$44,392
Jul 24	$110,455	$55,015

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	36.66%	28.52%	27.15%
Nasdaq-100® Index	23.93	20.81	18.59

AssetsNet	$ 961,692,430
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 6,468,904
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$961,692,430
Number of Holdings*	107
Investment Advisory Fees	$6,468,904
Portfolio Turnover	22%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Futures Contracts	5%
Swap Agreements	120%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.2%
NVIDIA Corp.	5.7%
Alphabet, Inc.	3.9%
Amazon.com, Inc.	3.9%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000057903
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$209	1.78%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -18.78% and a volatility of 28.03%. Growth worries and political challenges weighed on Chinese stocks. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $518	S&P Global 1200 Index $26,048	S&P China Select ADR Index (USD) $8,007
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,880	$10,453	$9,648
Jul 16	$7,912	$10,532	$9,000
Jul 17	$3,810	$12,388	$12,362
Jul 18	$2,870	$13,900	$13,432
Jul 19	$3,317	$14,434	$11,397
Jul 20	$1,422	$15,556	$14,995
Jul 21	$1,259	$20,914	$13,206
Jul 22	$894	$19,229	$8,432
Jul 23	$385	$21,924	$9,859
Jul 24	$518	$26,048	$8,007

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	34.30%	(31.03)%	(25.63)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P China Select ADR Index (USD)	(18.78)	(6.82)	(2.20)

AssetsNet	$ 987,197
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$987,197
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000057904
Shareholder Report [Line Items]
Fund Name	UltraShort China ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$318	2.73%

Expenses Paid, Amount	$ 318
Expense Ratio, Percent	2.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -18.78% and a volatility of 28.03%. Growth worries and political challenges weighed on Chinese stocks. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $472	S&P Global 1200 Index $26,048	S&P China Select ADR Index (USD) $8,007
Jul 14	$10,000	$10,000	$10,000
Jul 15	$8,795	$10,453	$9,648
Jul 16	$7,758	$10,532	$9,000
Jul 17	$3,699	$12,388	$12,362
Jul 18	$2,759	$13,900	$13,432
Jul 19	$3,156	$14,434	$11,397
Jul 20	$1,341	$15,556	$14,995
Jul 21	$1,173	$20,914	$13,206
Jul 22	$826	$19,229	$8,432
Jul 23	$355	$21,924	$9,859
Jul 24	$472	$26,048	$8,007

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	32.77%	(31.63)%	(26.32)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P China Select ADR Index (USD)	(18.78)	(6.82)	(2.20)

AssetsNet	$ 987,197
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$987,197
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008382
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.78%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 17.22% and a volatility of 10.03%. The Index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $560	S&P 500® Index $34,403	Dow Jones Industrial Average® $30,943
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,885	$11,121	$10,934
Jul 16	$6,282	$11,745	$11,700
Jul 17	$4,171	$13,629	$14,253
Jul 18	$2,872	$15,843	$16,925
Jul 19	$2,410	$17,108	$18,316
Jul 20	$1,610	$19,153	$18,467
Jul 21	$822	$26,134	$24,892
Jul 22	$819	$24,921	$23,863
Jul 23	$687	$28,165	$26,397
Jul 24	$560	$34,403	$30,943

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(18.44)%	(25.31)%	(25.04)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Industrial Average®	17.22	11.06	11.96

AssetsNet	$ 1,958,528
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,958,528
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008383
Shareholder Report [Line Items]
Fund Name	UltraShort Dow 30 ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$251	2.78%

Expenses Paid, Amount	$ 251
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 17.22% and a volatility of 10.03%. The Index performance was driven by factors such as the strong equity environment. However, having an underweight to technology compared to the S&P 500®, muted returns relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $508	S&P 500® Index $34,403	Dow Jones Industrial Average® $30,943
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,805	$11,121	$10,934
Jul 16	$6,159	$11,745	$11,700
Jul 17	$4,045	$13,629	$14,253
Jul 18	$2,757	$15,843	$16,925
Jul 19	$2,291	$17,108	$18,316
Jul 20	$1,514	$19,153	$18,467
Jul 21	$766	$26,134	$24,892
Jul 22	$755	$24,921	$23,863
Jul 23	$629	$28,165	$26,397
Jul 24	$508	$34,403	$30,943

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(19.23)%	(26.01)%	(25.77)%
S&P 500® Index	22.15	15.00	13.15
Dow Jones Industrial Average®	17.22	11.06	11.96

AssetsNet	$ 1,958,528
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,958,528
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024074
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.78%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 5.75%and a volatility of 17.99%. A substantial weight to China dampened Index performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,169	S&P Global 1200 Index $26,048	S&P® Emerging 50 ADR Index (USD) $14,071
Jul 14	$10,000	$10,000	$10,000
Jul 15	$13,014	$10,453	$8,204
Jul 16	$10,103	$10,532	$8,455
Jul 17	$5,625	$12,388	$10,874
Jul 18	$4,763	$13,900	$11,376
Jul 19	$4,900	$14,434	$10,779
Jul 20	$2,566	$15,556	$12,684
Jul 21	$1,507	$20,914	$14,942
Jul 22	$1,880	$19,229	$11,495
Jul 23	$1,275	$21,924	$13,305
Jul 24	$1,169	$26,048	$14,071

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(8.31)%	(24.92)%	(19.32)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P® Emerging 50 ADR Index (USD)	5.75	5.47	3.47

AssetsNet	$ 361,860
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$361,860
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024075
Shareholder Report [Line Items]
Fund Name	UltraShort Emerging Markets ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$265	2.78%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 5.75%and a volatility of 17.99%. A substantial weight to China dampened Index performance. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,059	S&P Global 1200 Index $26,048	S&P® Emerging 50 ADR Index (USD) $14,071
Jul 14	$10,000	$10,000	$10,000
Jul 15	$12,894	$10,453	$8,204
Jul 16	$9,906	$10,532	$8,455
Jul 17	$5,464	$12,388	$10,874
Jul 18	$4,584	$13,900	$11,376
Jul 19	$4,668	$14,434	$10,779
Jul 20	$2,423	$15,556	$12,684
Jul 21	$1,408	$20,914	$14,942
Jul 22	$1,739	$19,229	$11,495
Jul 23	$1,168	$21,924	$13,305
Jul 24	$1,059	$26,048	$14,071

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(9.27)%	(25.67)%	(20.11)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P® Emerging 50 ADR Index (USD)	5.75	5.47	3.47

AssetsNet	$ 361,860
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$361,860
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024083
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$168	1.78%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 11.21% and a volatility of 11.48%. The Index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,868	MSCI EAFE Index $16,048
Jul 14	$10,000	$10,000
Jul 15	$9,079	$9,972
Jul 16	$9,159	$9,221
Jul 17	$6,282	$10,860
Jul 18	$5,454	$11,555
Jul 19	$5,725	$11,254
Jul 20	$4,484	$11,066
Jul 21	$2,385	$14,420
Jul 22	$2,826	$12,356
Jul 23	$2,103	$14,431
Jul 24	$1,868	$16,048

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(11.20)%	(20.07)%	(15.45)%
MSCI EAFE Index	11.21	7.36	4.84

AssetsNet	$ 2,100,395
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,100,395
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024084
Shareholder Report [Line Items]
Fund Name	UltraShort International ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$261	2.78%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 11.21% and a volatility of 11.48%. The Index performance was driven by factors such as having a substantial underweight to technology compared to the S&P 500®, which contributed to underperformance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $1,688	MSCI EAFE Index $16,048
Jul 14	$10,000	$10,000
Jul 15	$8,988	$9,972
Jul 16	$8,975	$9,221
Jul 17	$6,096	$10,860
Jul 18	$5,244	$11,555
Jul 19	$5,448	$11,254
Jul 20	$4,224	$11,066
Jul 21	$2,225	$14,420
Jul 22	$2,610	$12,356
Jul 23	$1,923	$14,431
Jul 24	$1,688	$16,048

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(12.25)%	(20.89)%	(16.30)%
MSCI EAFE Index	11.21	7.36	4.84

AssetsNet	$ 2,100,395
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,100,395
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024080
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.78%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 13.37%, as measured in unhedged U.S. Dollar terms, or 20.06% in local (Japanese yen) terms and a volatility of 17.36%. A weak yen helped drive Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $386	S&P Global 1200 Index $26,048	Nikkei 225 Stock Average - Yen $30,338	Nikkei 225 Stock Average - USD $20,735
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$4,966	$10,453	$13,397	$11,120
Jul 16	$6,013	$10,532	$10,989	$11,026
Jul 17	$3,756	$12,388	$13,466	$12,532
Jul 18	$2,607	$13,900	$15,537	$14,273
Jul 19	$2,574	$14,434	$15,145	$14,344
Jul 20	$1,769	$15,556	$15,604	$15,176
Jul 21	$997	$20,914	$19,928	$18,672
Jul 22	$810	$19,229	$20,708	$15,933
Jul 23	$539	$21,924	$25,269	$18,289
Jul 24	$386	$26,048	$30,338	$20,735

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(28.39)%	(31.58)%	(27.78)%
S&P Global 1200 Index	18.81	12.53	10.05
Nikkei 225 Stock Average - Yen	20.06	14.91	11.74
Nikkei 225 Stock Average - USD	13.37	7.65	7.56

AssetsNet	$ 1,304,143
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,304,143
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(163)%
Swap Agreements	(37)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000024081
Shareholder Report [Line Items]
Fund Name	UltraShort Japan ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$238	2.78%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 13.37%, as measured in unhedged U.S. Dollar terms, or 20.06% in local (Japanese yen) terms and a volatility of 17.36%. A weak yen helped drive Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $349	S&P Global 1200 Index $26,048	Nikkei 225 Stock Average - Yen $30,338	Nikkei 225 Stock Average - USD $20,735
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$4,921	$10,453	$13,397	$11,120
Jul 16	$5,901	$10,532	$10,989	$11,026
Jul 17	$3,649	$12,388	$13,466	$12,532
Jul 18	$2,506	$13,900	$15,537	$14,273
Jul 19	$2,450	$14,434	$15,145	$14,344
Jul 20	$1,669	$15,556	$15,604	$15,176
Jul 21	$931	$20,914	$19,928	$18,672
Jul 22	$747	$19,229	$20,708	$15,933
Jul 23	$491	$21,924	$25,269	$18,289
Jul 24	$349	$26,048	$30,338	$20,735

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(29.03)%	(32.29)%	(28.51)%
S&P Global 1200 Index	18.81	12.53	10.05
Nikkei 225 Stock Average - Yen	20.06	14.91	11.74
Nikkei 225 Stock Average - USD	13.37	7.65	7.56

AssetsNet	$ 1,304,143
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,304,143
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(163)%
Swap Agreements	(37)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000034786
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$193	1.78%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -6.34% and a volatility of 18.46%. Rangebound oil prices and lack of technology exposure dampened Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $921	S&P Global 1200 Index $26,048	S&P Latin America 35 ADR Index (USD) $9,758
Jul 14	$10,000	$10,000	$10,000
Jul 15	$17,893	$10,453	$6,683
Jul 16	$11,697	$10,532	$6,918
Jul 17	$6,322	$12,388	$8,449
Jul 18	$5,526	$13,900	$8,517
Jul 19	$4,374	$14,434	$8,848
Jul 20	$4,384	$15,556	$6,020
Jul 21	$1,627	$20,914	$8,538
Jul 22	$1,454	$19,229	$8,094
Jul 23	$789	$21,924	$10,418
Jul 24	$921	$26,048	$9,758

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	16.68%	(26.78)%	(21.22)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P Latin America 35 ADR Index (USD)	(6.34)	1.98	(0.24)

AssetsNet	$ 1,495,692
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,495,692
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000034787
Shareholder Report [Line Items]
Fund Name	UltraShort Latin America ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$300	2.78%

Expenses Paid, Amount	$ 300
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -6.34% and a volatility of 18.46%. Rangebound oil prices and lack of technology exposure dampened Index returns. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $834	S&P Global 1200 Index $26,048	S&P Latin America 35 ADR Index (USD) $9,758
Jul 14	$10,000	$10,000	$10,000
Jul 15	$17,734	$10,453	$6,683
Jul 16	$11,483	$10,532	$6,918
Jul 17	$6,142	$12,388	$8,449
Jul 18	$5,311	$13,900	$8,517
Jul 19	$4,160	$14,434	$8,848
Jul 20	$4,125	$15,556	$6,020
Jul 21	$1,516	$20,914	$8,538
Jul 22	$1,343	$19,229	$8,094
Jul 23	$721	$21,924	$10,418
Jul 24	$834	$26,048	$9,758

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	15.65%	(27.49)%	(22.00)%
S&P Global 1200 Index	18.81	12.53	10.05
S&P Latin America 35 ADR Index (USD)	(6.34)	1.98	(0.24)

AssetsNet	$ 1,495,692
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,495,692
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total	(201)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008378
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.78%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 15.41%and a volatility of 15.73%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $519	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,528	$11,125	$11,130
Jul 16	$6,022	$11,749	$11,746
Jul 17	$4,401	$13,629	$13,471
Jul 18	$3,285	$15,854	$15,424
Jul 19	$3,141	$16,970	$15,546
Jul 20	$2,096	$18,735	$14,996
Jul 21	$854	$25,765	$22,042
Jul 22	$815	$24,543	$20,785
Jul 23	$647	$27,656	$22,962
Jul 24	$519	$33,623	$26,499

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(19.79)%	(30.24)%	(25.61)%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

AssetsNet	$ 553,539
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$553,539
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008379
Shareholder Report [Line Items]
Fund Name	UltraShort Mid-Cap ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$249	2.78%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 15.41%and a volatility of 15.73%. The index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $468	S&P Composite 1500® Index $33,623	S&P MidCap 400® $26,499
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,429	$11,125	$11,130
Jul 16	$5,866	$11,749	$11,746
Jul 17	$4,254	$13,629	$13,471
Jul 18	$3,148	$15,854	$15,424
Jul 19	$2,978	$16,970	$15,546
Jul 20	$1,968	$18,735	$14,996
Jul 21	$795	$25,765	$22,042
Jul 22	$753	$24,543	$20,785
Jul 23	$590	$27,656	$22,962
Jul 24	$468	$33,623	$26,499

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(20.62)%	(30.92)%	(26.37)%
S&P Composite 1500® Index	21.57	14.65	12.89
S&P MidCap 400®	15.41	11.26	10.24

AssetsNet	$ 553,539
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$553,539
Number of Holdings*	6
Investment Advisory Fees	$-
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008384
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.88%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 23.93%and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $101	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$6,522	$11,930
Jul 16	$5,259	$12,457
Jul 17	$3,212	$15,672
Jul 18	$1,969	$19,480
Jul 19	$1,527	$21,377
Jul 20	$537	$30,007
Jul 21	$237	$41,466
Jul 22	$239	$36,158
Jul 23	$146	$44,392
Jul 24	$101	$55,015

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(31.02)%	(41.92)%	(36.85)%
Nasdaq-100® Index	23.93	20.81	18.59

AssetsNet	$ 9,864,607
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 112,576
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,864,607
Number of Holdings*	6
Investment Advisory Fees	$112,576
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(24)%
Swap Agreements	(175)%
Total	(199)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008385
Shareholder Report [Line Items]
Fund Name	UltraShort Nasdaq-100 ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$239	2.84%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 23.93%and a volatility of 16.68%. The Index performance was driven by factors such as enthusiasm for AI and strength in the "Magnificent Seven" companies. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $92	Nasdaq-100® Index $55,015
Jul 14	$10,000	$10,000
Jul 15	$6,464	$11,930
Jul 16	$5,155	$12,457
Jul 17	$3,121	$15,672
Jul 18	$1,896	$19,480
Jul 19	$1,458	$21,377
Jul 20	$509	$30,007
Jul 21	$222	$41,466
Jul 22	$221	$36,158
Jul 23	$134	$44,392
Jul 24	$92	$55,015

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(31.66)%	(42.49)%	(37.45)%
Nasdaq-100® Index	23.93	20.81	18.59

AssetsNet	$ 9,864,607
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 112,576
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,864,607
Number of Holdings*	6
Investment Advisory Fees	$112,576
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(24)%
Swap Agreements	(175)%
Total	(199)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008380
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.78%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $478	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,230	$11,128	$11,203
Jul 16	$6,255	$11,623	$11,203
Jul 17	$4,142	$13,498	$13,270
Jul 18	$2,817	$15,711	$15,756
Jul 19	$2,908	$16,819	$15,060
Jul 20	$1,907	$18,657	$14,369
Jul 21	$689	$25,882	$21,836
Jul 22	$764	$23,979	$18,715
Jul 23	$616	$27,013	$20,195
Jul 24	$478	$32,705	$23,073

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(22.36)%	(30.30)%	(26.22)%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

AssetsNet	$ 2,924,416
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13,182
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,924,416
Number of Holdings*	6
Investment Advisory Fees	$13,182
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(179)%
Total	(198)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008381
Shareholder Report [Line Items]
Fund Name	UltraShort Small-Cap ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$246	2.78%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.25% and a volatility of 19.66%. The index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $431	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$7,153	$11,128	$11,203
Jul 16	$6,119	$11,623	$11,203
Jul 17	$4,011	$13,498	$13,270
Jul 18	$2,703	$15,711	$15,756
Jul 19	$2,761	$16,819	$15,060
Jul 20	$1,793	$18,657	$14,369
Jul 21	$642	$25,882	$21,836
Jul 22	$704	$23,979	$18,715
Jul 23	$561	$27,013	$20,195
Jul 24	$431	$32,705	$23,073

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	(23.13)%	(31.03)%	(26.98)%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

AssetsNet	$ 2,924,416
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 13,182
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,924,416
Number of Holdings*	6
Investment Advisory Fees	$13,182
Portfolio Turnover	-%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Futures Contracts	(19)%
Swap Agreements	(179)%
Total	(198)%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008344
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.70%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 14.25%and a volatility of 19.66%. The Index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $21,078	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,978	$11,128	$11,203
Jul 16	$11,269	$11,623	$11,203
Jul 17	$15,069	$13,498	$13,270
Jul 18	$19,978	$15,711	$15,756
Jul 19	$16,853	$16,819	$15,060
Jul 20	$12,159	$18,657	$14,369
Jul 21	$26,046	$25,882	$21,836
Jul 22	$17,476	$23,979	$18,715
Jul 23	$18,101	$27,013	$20,195
Jul 24	$21,078	$32,705	$23,073

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	16.45%	4.58%	7.74%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

AssetsNet	$ 58,279,114
Holdings Count | Holding	1,988
Advisory Fees Paid, Amount	$ 336,107
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,279,114
Number of Holdings*	1,988
Investment Advisory Fees	$336,107
Portfolio Turnover	46%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	8%
Swap Agreements	134%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.2%
FTAI Aviation, Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008345
Shareholder Report [Line Items]
Fund Name	UltraSmall-Cap ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$291	2.70%

Expenses Paid, Amount	$ 291
Expense Ratio, Percent	2.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 14.25%and a volatility of 19.66%. The Index performance was driven by the strong equity environment, though its returns lagged the S&P 500® in part due to a relative underweight to technology. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $19,056	Russell 3000® Index $32,705	Russell 2000® Index $23,073
Jul 14	$10,000	$10,000	$10,000
Jul 15	$11,863	$11,128	$11,203
Jul 16	$11,041	$11,623	$11,203
Jul 17	$14,622	$13,498	$13,270
Jul 18	$19,175	$15,711	$15,756
Jul 19	$16,017	$16,819	$15,060
Jul 20	$11,441	$18,657	$14,369
Jul 21	$24,263	$25,882	$21,836
Jul 22	$16,121	$23,979	$18,715
Jul 23	$16,529	$27,013	$20,195
Jul 24	$19,056	$32,705	$23,073

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	15.29%	3.54%	6.66%
Russell 3000® Index	21.07	14.23	12.58
Russell 2000® Index	14.25	8.91	8.72

AssetsNet	$ 58,279,114
Holdings Count | Holding	1,988
Advisory Fees Paid, Amount	$ 336,107
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$58,279,114
Number of Holdings*	1,988
Investment Advisory Fees	$336,107
Portfolio Turnover	46%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	58%
Futures Contracts	8%
Swap Agreements	134%
Total	200%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
Insmed, Inc.	0.2%
FTAI Aviation, Ltd.	0.2%
Sprouts Farmers Market, Inc.	0.2%
Vaxcyte, Inc.	0.2%
Applied Industrial Technologies, Inc.	0.2%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008413
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Investor
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$191	1.80%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 12.36%and a volatility of 17.14%. The Index performance was driven by factors such as rising interest rates which muted the return of this typically interest-rate sensitive sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $24,653	S&P Total Market Index $32,489	S&P Utilities Select Sector Index $24,841	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$11,161	$11,116	$11,050	$11,121
Jul 16	$14,890	$11,607	$13,607	$11,745
Jul 17	$15,832	$13,481	$14,387	$13,629
Jul 18	$16,165	$15,697	$14,795	$15,843
Jul 19	$19,285	$16,781	$17,240	$17,108
Jul 20	$18,658	$18,593	$18,250	$19,153
Jul 21	$21,429	$25,831	$20,446	$26,134
Jul 22	$25,657	$23,821	$23,631	$24,921
Jul 23	$22,001	$26,827	$22,108	$28,165
Jul 24	$24,653	$32,489	$24,841	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	12.06%	5.03%	9.44%
S&P Total Market Index	21.10	14.13	12.51
S&P Utilities Select Sector Index	12.36	7.58	9.53
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 37,612,019
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 83,110
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,612,019
Number of Holdings*	37
Investment Advisory Fees	$83,110
Portfolio Turnover	35%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.6%
The Southern Co.	6.2%
Duke Energy Corp.	5.7%
Constellation Energy Corp.	4.0%
American Electric Power Co., Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.

C000008414
Shareholder Report [Line Items]
Fund Name	Utilities UltraSector ProFund
Class Name	Service
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.
Additional Information Phone Number	888-776-3637
Additional Information Website	www.profunds.com/shareholder-reports
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$295	2.80%

Expenses Paid, Amount	$ 295
Expense Ratio, Percent	2.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”). The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. For the year ended July 31, 2024, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 12.36%and a volatility of 17.14%. The Index performance was driven by factors such as rising interest rates which muted the return of this typically interest-rate sensitive sector. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Line Graph [Table Text Block]
	Fund $22,360	S&P Total Market Index $32,489	S&P Utilities Select Sector Index $24,841	S&P 500® Index $34,403
Jul 14	$10,000	$10,000	$10,000	$10,000
Jul 15	$11,049	$11,116	$11,050	$11,121
Jul 16	$14,595	$11,607	$13,607	$11,745
Jul 17	$15,359	$13,481	$14,387	$13,629
Jul 18	$15,526	$15,697	$14,795	$15,843
Jul 19	$18,351	$16,781	$17,240	$17,108
Jul 20	$17,600	$18,593	$18,250	$19,153
Jul 21	$20,024	$25,831	$20,446	$26,134
Jul 22	$23,736	$23,821	$23,631	$24,921
Jul 23	$20,149	$26,827	$22,108	$28,165
Jul 24	$22,360	$32,489	$24,841	$34,403

Average Annual Return [Table Text Block]
	1 Year	5 years	10 years
Fund NAV	10.98%	4.03%	8.38%
S&P Total Market Index	21.10	14.13	12.51
S&P Utilities Select Sector Index	12.36	7.58	9.53
S&P 500® Index	22.15	15.00	13.15

AssetsNet	$ 37,612,019
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 83,110
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,612,019
Number of Holdings*	37
Investment Advisory Fees	$83,110
Portfolio Turnover	35%
* No. of Holdings excludes derivatives.
Holdings [Text Block]

Market Exposure Footnote Reference

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	75%
Total	150%
Footnote	Description
Footnote	"Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Holdings [Text Block]

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	10.6%
The Southern Co.	6.2%
Duke Energy Corp.	5.7%
Constellation Energy Corp.	4.0%
American Electric Power Co., Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

The Fund has evaluated the need for additional disclosures through the date this report was issued.  Based on this evaluation, there are no additional disclosures that would have a material impact on the Fund's financial statements.